UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-6718

DREYFUS INVESTMENT GRADE FUNDS, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	7/31
Date of reporting period:	1/31/07

FORM N-CSR/A

Item 1. Reports to Stockholders.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
8	Statement of Assets and Liabilities
9	Statement of Operations
10	Statement of Changes in Net Assets
12	Financial Highlights
14	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus
Inflation Adjusted
Securities Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Inflation Adjusted Securities Fund, covering the six-month period from August 1, 2006, through January 31, 2007.

The reporting period proved to be a time of relatively low volatility in the U.S. bond market, as short-term interest rates stabilized and yields of 10-year Treasury securities remained within a relatively narrow range.Yet, a number of developments might have suggested otherwise, including bouts of economic uncertainty, softening real estate markets, an inverted yield curve and ongoing geopolitical turmoil.

Why did fixed income investors appear to shrug off some of the bond market’s more negative influences? In our analysis, investors disregarded near-term concerns in favor of a longer view, looking to broader trends that showed moderately slower economic growth with subdued inflation risk and relatively strong credit fundamentals. Indeed, we believe that reacting to near-term influences with extreme shifts in investment strategy rarely is the right decision. Instead, a better course is to set a portfolio mix designed to meet long-term goals while attempting to moderate short-term market volatility. As always, your financial consultant can help you identify the portfolio arrangement that may be most likely to help you benefit from these trends.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support in 2007.

2

DISCUSSION OF FUND PERFORMANCE

Robert Bayston, Portfolio Manager

How did Dreyfus Inflation Adjusted Securities Fund perform relative to its benchmark?

For the six-month period ended January 31, 2007, the fund’s Institutional shares achieved a total return of 0.60%, and its Investor shares achieved a total return of 0.48% .1 In comparison, the fund’s benchmark, the Lehman Brothers U.S. Treasury Inflation Protected Securities Index (the “Index”), achieved a total return of 0.72% for the same period.2 In addition, the average total return of all funds reported in the Lipper Treasury Inflation Protected Securities category was 0.43% over the reporting period.3

Treasury Inflation Protected Securities (or “TIPS”) produced relatively anemic returns over the reporting period, due primarily to diminishing inflation expectations as energy prices declined.The fund’s returns generally were in line with those of the benchmark, and exceeded its Lipper category average, with the fractional underpeformance resulting from the fund fees and expenses that are not reflected in the Index’s results.

What is the fund’s investment approach?

The fund seeks returns that exceed the rate of inflation.To pursue this goal, the fund normally invests at least 80% of its assets in inflation-indexed securities, which are fixed-income securities designed to protect investors from a loss of value due to inflation by periodically adjusting their principal and/or coupon according to the rate of inflation.

The fund invests primarily in high-quality, U.S. dollar-denominated, inflation-indexed securities.To a limited extent, the fund may invest in foreign currency-denominated, inflation-protected securities and other fixed-income securities not adjusted for inflation, including U.S. government bonds and notes, corporate bonds, mortgage-related securities and asset-backed securities. The fund seeks to keep its average effective duration between two and 10 years, and the fund may invest in securities of any maturity without restriction.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund’s performance?

The period from August 2006 through January 2007 stood in stark contrast to the six months that preceded it. In the months leading up to the reporting period, interest rates were climbing, prices of crude oil and other commodities soared and investors grew concerned that robust economic growth might lead to an overheated economy and intensifying inflationary pressures. In contrast, the reporting period was characterized by stable interest rates, falling energy prices and easing inflation concerns.These changing market conditions were primarily the result of moderating U.S. economic growth, as previously high-flying housing markets softened.

Perhaps most significant, after implementing 17 consecutive rate hikes since June 2004, the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged during the reporting period. In its public statements, the Fed indicated that, although the rate of inflation remained somewhat above its comfort zone, moderating economic growth was likely to reduce prevailing inflationary pressures, making further rate hikes unnecessary for the time being.

Indeed, after setting record highs over the summer, crude oil prices declined sharply in the fall as demand for energy slackened, partly due to unusually warm winter weather in many parts of the United States. Other components of popular inflation indices, including prices of most consumer goods and services, also proved to be relatively well behaved, helping to keep the rate of “core inflation,” which excludes food and energy, within acceptable limits.

Easing inflation expectations had a generally adverse effect on TIPS, as negative inflation accruals eroded prices and partly offset returns from income.With the Fed’s target for short-term interest rates unchanged, yields of inflation-adjusted securities traded in a narrow range. In addition, throughout the reporting period, only a few basis points separated yields across the market’s maturity range.

With yield “spreads” at such narrow levels, our duration management and yield curve strategies — which emphasized securities with five- to

4

seven-year maturities — had little material effect on the fund’s relative performance. As a result, the fund’s returns closely tracked the Index.

What is the fund’s current strategy?

Economic data has been stronger than many analysts expected, dashing earlier expectations that the Fed may begin to reduce interest rates as economic growth moderates. Recent comments from Fed members have left open the possibility of additional rate hikes should inflationary pressures intensify. In our view, the Fed is likely to remain on hold over the foreseeable future as it continues to evaluate the impact of its previous tightening campaign on the economy and inflation. In addition, with energy prices appearing to have stabilized, it seems to us that inflation accruals are likely to be less volatile over the next several months.

However, we believe that yield differences along the maturity spectrum are likely to widen at some point from today’s unusually narrow levels. Accordingly, we have maintained the fund’s average duration in the neutral range while adopting a yield-curve strategy that emphasizes securities with maturities in the five- to seven-year range. In our judgment, securities in this range potentially will rank among the greatest beneficiaries if yield differences begin to widen.

February 15, 2007

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through July 31, 2007, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LEHMAN BROTHERS INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers U.S.Treasury Inflation Protected
Securities Index is a sub-index of the U.S.Treasury component of the Lehman Brothers U.S.
Government Index. Securities in the Lehman Brothers U.S.Treasury Inflation Protected Securities
Index are dollar-denominated, non-convertible, publicly issued, fixed-rate, investment-grade
(Moody’s Baa3 or better) U.S.Treasury inflation notes, with at least one year to final maturity and at least $100 million par amount outstanding.
[3]	Source: Lipper Inc.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Inflation Adjusted Securities Fund from August 1, 2006 to January 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2007
	Investor Shares	Institutional Shares

Expenses paid per $1,000 †	$ 2.68	$ 1.42
Ending value (after expenses)	$1,004.80	$1,006.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2007
	Investor Shares	Institutional Shares

Expenses paid per $1,000 †	$ 2.70	$ 1.43
Ending value (after expenses)	$1,022.53	$1,023.79

† Expenses are equal to the fund’s annualized expense ratio of .53% for Investor shares and .28% for Institutional shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
January 31, 2007 (Unaudited)

	Principal
Bonds and Notes—96.3%	Amount ($)	Value ($)

U.S. Treasury Inflation Protected Securities:
0.88%, 4/15/10	560,559 [a]	533,382
1.63%, 1/15/15	585,708 [a]	553,102
1.88%, 7/15/13	680,239 [a]	659,908
2.00%, 1/15/14	398,058 [a]	387,871
2.00%, 7/15/14	400,890 [a]	390,407
2.00%, 1/15/26	171,582 [a]	159,563
2.38%, 1/15/25	242,672 [a]	241,616
3.00%, 7/15/12	403,466 [a]	416,466
3.50%, 1/15/11	552,271 [a]	575,502
3.63%, 4/15/28	358,816 [a]	433,026
3.88%, 4/15/29	365,282 [a]	459,748
Total Bonds and Notes
(cost $4,819,066)		4,810,591

Other Investment—2.6%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $130,000)	130,000 [b]	130,000

Total Investments (cost $4,949,066)	98.9%	4,940,591

Cash and Receivables (Net)	1.1%	56,335

Net Assets	100.0%	4,996,926

[a] Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[b] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †
	Value (%)		Value (%)

U.S. Government & Agencies	96.3	Money Market Investment	2.6
			98.9
† Based on net assets.
See notes to financial statements.

The Fund 7

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	4,819,066	4,810,591
Affiliated issuers	130,000	130,000
Cash		52,577
Cash denominated in foreign currencies	2	2
Dividends and interest receivable		13,911
Prepaid expenses		15,184
Due from The Dreyfus Corporation and affiliates—Note 3(b)		3,505
		5,025,770

Liabilities ($):
Payable for shares of Common Stock redeemed		6,732
Accrued expenses		22,112
		28,844

Net Assets ($)		4,996,926

Composition of Net Assets ($):
Paid-in capital		5,461,514
Accumulated distributions in excess of investment income—net		(258,266)
Accumulated net realized gain (loss) on investments		(197,847)
Accumulated net unrealized appreciation
(depreciation) on investments		(8,475)

Net Assets ($)		4,996,926

Net Asset Value Per Share
	Investor Shares	Institutional Shares

Net Assets ($)	2,385,668	2,611,258
Shares Outstanding	205,718	225,263

Net Asset Value Per Share ($)	11.60	11.59

See notes to financial statements.

8

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2007 (Unaudited)

Investment Income ($):
Income:
Interest	63,877
Dividends;
Affiliated issuers	2,039
Income from securities lending	12
Total Income	65,928
Expenses:
Management fee—Note 3(a)	8,500
Auditing fees	18,180
Registration fees	14,007
Prospectus and shareholders’ reports	5,224
Shareholder servicing costs—Note 3(b)	3,957
Legal fees	1,571
Custodian fees—Note 3(b)	1,506
Directors’ fees and expenses—Note 3(c)	299
Loan commitment fees—Note 2	8
Miscellaneous	2,422
Total Expenses	55,674
Less—expense reimbursement from The Dreyfus Corporation
due to undertaking—Note 3(a)	(43,759)
Less—reduction in custody fees
due to earnings credits—Note 1(b)	(624)
Net Expenses	11,291
Investment Income—Net	54,637

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	4,315
Net realized gain (loss) on financial futures	(3,632)
Net realized gain (loss) on options transactions	269
Net Realized Gain (Loss)	952
Net unrealized appreciation (depreciation) on investments
(including $2,531 net unrealized appreciation on financial futures)	3,263
Net Realized and Unrealized Gain (Loss) on Investments	4,215
Net Increase in Net Assets Resulting from Operations	58,852

See notes to financial statements.

The Fund 9

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2007	Year Ended
	(Unaudited)	July 31, 2006

Operations ($):
Investment income—net	54,637	150,994
Net realized gain (loss) on investments	952	(49,174)
Net unrealized appreciation
(depreciation) on investments	3,263	9,514
Net Increase (Decrease) in Net Assets
Resulting from Operations	58,852	111,334

Dividends to Shareholders from ($):
Investment income—net:
Investor Shares	(36,977)	(184,050)
Institutional Shares	(43,114)	(213,355)
Net realized gain on investments:
lnvestor Shares	—	(34,693)
Institutional Shares	—	(39,384)
Total Dividends	(80,091)	(471,482)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	20,056	364,915
Institutional Shares	24,461	60,530
Dividends reinvested:
Investor Shares	36,710	217,763
Institutional Shares	37,454	227,303
Cost of shares redeemed:
Investor Shares	(930,616)	(151,409)
Institutional Shares	(901,973)	(40,328)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(1,713,908)	678,774
Total Increase (Decrease) in Net Assets	(1,735,147)	318,626

Net Assets ($):
Beginning of Period	6,732,073	6,413,447
End of Period	4,996,926	6,732,073
Distributions in excess of
investment income—net	(258,266)	(232,810)

10

	Six Months Ended
	January 31, 2007	Year Ended
	(Unaudited)	July 31, 2006

Capital Share Transactions:
Investor Shares
Shares sold	1,714	30,623
Shares issued for dividends reinvested	3,115	18,200
Shares redeemed	(78,894)	(12,780)
Net Increase (Decrease) in Shares Outstanding	(74,065)	36,043

Institutional Shares
Shares sold	2,096	5,079
Shares issued for dividends reinvested	3,179	18,988
Shares redeemed	(76,438)	(3,359)
Net Increase (Decrease) in Shares Outstanding	(71,163)	20,708

See notes to financial statements.

The Fund 11

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

	Six Months Ended
	January 31, 2007		Year Ended July 31,

Investor Shares	(Unaudited)	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	11.69	12.34	12.25	12.69	12.50
Investment Operations:
Investment income—net [b]	.10	.26	.25	.26	.23
Net realized and unrealized
gain (loss) on investments	(.04)	(.06)	.40	.71	.35
Total from Investment Operations	.06	.20	.65	.97	.58
Distributions:
Dividends from investment income—net	(.15)	(.71)	(.56)	(.55)	(.39)
Dividends from net realized
gain on investments	—	(.14)	—	(.86)	—
Total Distributions	(.15)	(.85)	(.56)	(1.41)	(.39)
Net asset value, end of period	11.60	11.69	12.34	12.25	12.69

Total Return (%)	.48[c]	1.51	5.39	7.79	4.63[c]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.08[d]	1.88	1.74	1.80	3.30[d]
Ratio of net expenses
to average net assets	.53[d]	.55	.55	.55	.55[d]
Ratio of net investment income
to average net assets	1.82[d]	2.18	2.00	2.05	2.33[d]
Portfolio Turnover Rate	.00[c]	60.82	118.91	951.51	1,306.72[c]

Net Assets, end of period ($ x 1,000)	2,386	3,269	3,009	2,857	2,650

[a]	From October 31, 2002 (commencement of operations) to July 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

12

	Six Months Ended
	January 31, 2007		Year Ended July 31,

Institutional Shares	(Unaudited)	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	11.68	12.35	12.25	12.69	12.50
Investment Operations:
Investment income—net [b]	.12	.29	.28	.27	.25
Net realized and unrealized
gain (loss) on investments	(.05)	(.07)	.41	.73	.35
Total from Investment Operations	.07	.22	.69	1.00	.60
Distributions:
Dividends from investment income—net	(.16)	(.75)	(.59)	(.58)	(.41)
Dividends from net realized
gain on investments	—	(.14)	—	(.86)	—
Total Distributions	(.16)	(.89)	(.59)	(1.44)	(.41)
Net asset value, end of period	11.59	11.68	12.35	12.25	12.69

Total Return (%)	.60[c]	1.82	5.60	8.06	4.82[c]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.81[d]	1.63	1.49	1.54	3.06[d]
Ratio of net expenses
to average net assets	.28[d]	.30	.30	.30	.30[d]
Ratio of net investment income
to average net assets	2.03[d]	2.43	2.26	2.17	2.58[d]
Portfolio Turnover Rate	.00[c]	60.82	118.91	951.51	1,306.72[c]

Net Assets, end of period ($ x 1,000)	2,611	3,463	3,405	3,296	2,621

[a]	From October 31, 2002 (commencement of operations) to July 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c] Not annualized.
[d] Annualized.
See notes to financial statements.

The Fund 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Inflation Adjusted Securities Fund (the “fund”) is a separate diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund. The fund’s investment objective is to seek returns that exceed the rate of inflation. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”). Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares which are sold to the public without a sales charge.

On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.The transaction is subject to certain regulatory approvals and the approval of The Bank of New York Company, Inc.’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

The fund is authorized to issue 500 million shares of $.001 par value Common Stock in each of the following classes of shares: Investor and Institutional. Investor shares are subject to a shareholder services plan. Other differences between the classes include the services offered to and the expenses borne by each class, the minimum initial investment and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

14

As of January 31, 2007, MBC Investments Corp., an indirect subsidiary of Mellon Financial, held 184,813 Investor shares and 187,581 Institutional shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities, excluding short-term investments (other than U.S.Treasury Bills),financial futures and options, are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at

The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

16

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. It is the portfolio’s policy that collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 pro-

The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

vides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $8,577 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to July 31, 2006. If not applied, the carryover expires in fiscal year 2014.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2006 were as follows: ordinary income $423,164 and long-term capital gains $48,318.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $350 million redemption credit facility (the “Facility”) to be utilized for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay commitment fees on its pro rata portion of the Facility. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings. During the period ended January 31, 2007, the fund did not borrow under the Facility.

18

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .30% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken from August 1, 2006 through July 31, 2007, that if the aggregated expenses of the fund, exclusive of taxes, brokerage fees, shareholder services plan fees and extraordinary expenses, exceed an annual rate of .30% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense. The expense reimbursement, pursuant to the undertaking, amounted to $43,759 during the period ended January 31, 2007.

(b) Under the Investor Shares Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of Investor Shares average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2007, Investor Shares were charged $3,415 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

fund. During the period ended January 31, 2007, the fund was charged $274 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended January 31, 2007, the fund was charged $1,506 pursuant to the custody agreement.

During the period ended January 31, 2007, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of Due from The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $1,268, shareholder services plan fees $506, custodian fees $575, chief compliance officer fees $2,385 and transfer agency per account fees $59, which are offset against an expense reimbursement currently in effect in the amount of $8,298.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, financial futures and options during the period ended January 31, 2007, amounted to $0 and $1,817,228, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the under-

20

lying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.

The fund may purchase and write (sell) calls/put options in order to gain exposure to or protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instruments underlying the options. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instruments underlying the options. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

In addition, the following table summarizes the fund’s call/put options written during the period ended January 31, 2007:

	Face Amount		Options Terminated

	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Costs ($)	Gain (Loss) ($)

Contracts outstanding
July 31, 2006	—	—
Contracts written	500,000	530
Contracts Terminated:
Closed	500,000	530	172	358
Contracts outstanding
January 31, 2007	—	—

At January 31, 2007, accumulated net unrealized depreciation on investments was $8,475, consisting of $44,428 gross unrealized appreciation and $52,903 gross unrealized depreciation.

At January 31, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

22

NOTES

For More Information

Dreyfus		Transfer Agent &
Inflation Adjusted		Dividend Disbursing Agent
Securities Fund
Dreyfus Transfer, Inc.
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166

Investment Adviser		Distributor
The Dreyfus Corporation
Dreyfus Service Corporation
200 Park Avenue
200 Park Avenue
New York, NY 10166
New York, NY 10166

Custodian

Mellon Bank, N.A.

One Mellon Bank Center

Pittsburgh, PA	15258

Ticker Symbols:	Institutional: DIASX	Investor: DIAVX

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2007 Dreyfus Service Corporation

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
29	Statement of Financial Futures
29	Statement of Options Written
30	Statement of Assets and Liabilities
31	Statement of Operations
32	Statement of Changes in Net Assets
34	Financial Highlights
38	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus
Intermediate
Term Income Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Intermediate Term Income Fund, covering the six-month period from August 1, 2006, through January 31, 2007.

The reporting period proved to be a time of relatively low volatility in the U.S. bond market, as short-term interest rates stabilized and yields of 10-year Treasury securities remained within a relatively narrow range.Yet, a number of developments might have suggested otherwise, including bouts of economic uncertainty, softening real estate markets, an inverted yield curve and ongoing geopolitical turmoil.

Why did fixed income investors appear to shrug off some of the bond market’s more negative influences? In our analysis, investors disregarded near-term concerns in favor of a longer view, looking to broader trends that showed moderately slower economic growth with subdued inflation risk and relatively strong credit fundamentals. Indeed, we believe that reacting to near-term influences with extreme shifts in investment strategy rarely is the right decision. Instead, a better course is to set a portfolio mix designed to meet long-term goals while attempting to moderate short-term market volatility. As always, your financial consultant can help you identify the portfolio arrangement that may be most likely to help you benefit from these trends.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support in 2007.

DISCUSSION OF FUND PERFORMANCE

Kent Wosepka, Portfolio Manager

How did Dreyfus Intermediate Term Income Fund perform relative to its benchmark?

For the six-month period ended January 31, 2007, the fund’s Institutional shares achieved a total return of 4.04%, and the fund’s Investor shares achieved a total return of 3.83% .1 In comparison, the fund’s benchmark, the Lehman Brothers U.S. Aggregate Index (the “Index”), achieved a total return of 3.65% for the same period.2

Fixed-income securities generally rallied during the reporting period as investors responded favorably to stabilizing interest rates, diminishing inflationary pressures and moderating economic growth.The fund produced higher returns than its benchmark, primarily due to our emphasis on domestic corporate and foreign bonds.

What is the fund’s investment approach?

The fund seeks to maximize total return, consisting of capital appreciation and current income.To pursue this goal, the fund normally invests at least 80% of its assets in fixed-income securities of U.S. and foreign issuers rated at least investment grade or the unrated equivalent as determined by Dreyfus.These securities include U.S. government bonds and notes, corporate bonds, municipal bonds, convertible securities, preferred stocks, inflation-indexed securities, asset-backed securities, mortgage-related securities and foreign bonds. Typically, the fund can expect to have an average effective maturity ranging from five to 10 years, and an average effective duration ranging between three and eight years. For additional yield, the fund may invest up to 20% of its assets in fixed-income securities rated below investment grade.

What other factors influenced the fund’s performance?

The reporting period stood in stark contrast to the six months that preceded it. In the months before the reporting period began, interest rates climbed, inflationary pressures intensified and economic growth

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

remained robust, sparking concerns that an overheated economy might derail the bond market. However, investor sentiment subsequently improved when U.S. economic growth moderated amid cooling housing markets. As a result, after 17 increases in short-term interest rates since June 2004, the Federal Reserve Board (the “Fed”) held the overnight federal funds rate steady at 5.25% at each of five meetings between July 2006 and January 2007. Investors reacted favorably to the Fed’s shift in policy, and the intermediate- and long-term segments of the bond market generally rallied.

Despite the apparent economic slowdown, business fundamentals remained healthy in most industries, generally supporting prices of corporate bonds across the credit-rating spectrum. Lower-rated credits, including high yield bonds, fared particularly well as default rates hovered near historical lows and investors remained comfortable with credit risks. In the U.S. government securities market, low levels of volatility helped mortgage-backed securities, asset-backed securities and other high-quality, “yield advantaged” instruments outperform U.S.Treasury securities.

In this environment,the fund’s positions in high yield bonds helped it participate in strength among lower-rated credits. At the same time, we attempted to manage the risks of lower-rated credits by focusing on bonds with relatively short maturities, which we regarded as less likely to be affected by unexpected adverse developments.We also established shorter-maturity positions in the investment-grade corporate bond market, where we avoided issuers that we believed might be vulnerable to activities that tend to be unfriendly to bondholders, such as leveraged buyouts. Instead, we favored regulated industries where such activities are less common, such as banks, insurance companies and real estate investment trusts.The fund also received positive contributions from positions in foreign bonds from countries such as Japan, Poland and Sweden, where values appeared attractive to us in light of the interest rate outlooks in each market.

The fund benefited to a more modest degree from our duration management strategy. A slightly long duration position helped boost the fund’s participation in the market rally. Despite narrowing yield differences along the market’s maturity spectrum, the fund’s “bulleted” yield curve strategy had relatively little impact on relative performance during the year. Finally, the fund’s derivative investments generally fared well, including tactical positions in credit default swaps designed to provide protection from declines in specific markets or issuers.

While detractors from the fund’s performance proved to be relatively mild, an underweighted position in mortgage-backed securities hindered the fund’s returns compared to the benchmark. In addition, tactical positions in Treasury Inflation Protected Securities underperformed when energy prices remained low, helping to keep a lid on inflation expectations.

What is the fund’s current strategy?

Although high yield and investment-grade corporate bonds have reached richer valuations overall, we have continued to uncover what we believe to be compelling opportunities among individual issuers. With the Fed appearing to remain on hold for the foreseeable future, we have maintained the portfolio’s average duration in a range that is slightly longer than industry averages. Finally, in anticipation of wider yield differences across the maturity spectrum, we have adopted a “bulleted” yield curve strategy that focuses on securities with three- to five-year maturities.

February 15, 2007

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figure provided for the fund’s Investor shares reflect the absorption of certain fund expenses by The Dreyfus
Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Lehman Brothers U.S. Aggregate Index is a widely accepted, unmanaged total return index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities and asset-backed securities with an average maturity of 1-10 years.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Intermediate Term Income Fund from August 1, 2006 to January 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2007
	Investor Shares	Institutional Shares

Expenses paid per $1,000 †	$ 4.11	$ 2.73
Ending value (after expenses)	$1,038.30	$1,040.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2007
	Investor Shares	Institutional Shares

Expenses paid per $1,000 †	$ 4.08	$ 2.70
Ending value (after expenses)	$1,021.17	$1,022.53

† Expenses are equal to the fund’s annualized expense ratio of .80% for Investor shares and .53% for Institutional shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
January 31, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—132.1%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense—.1%
L-3 Communications,
Bonds	3.00	8/1/35	440,000 [a]	458,700
Agricultural—1.0%
Philip Morris,
Notes	7.20	2/1/07	3,445,000	3,445,000
Philip Morris,
Debs.	7.75	1/15/27	1,495,000 [b]	1,805,999
				5,250,999
Airlines—.0%
U.S. Air,
Enhanced Equip. Notes, Ser. CL C	8.93	10/15/09	429,622 [c,d]	43
Asset-Backed Ctfs./
Auto Receivables—1.6%
Capital Auto Receivables Asset
Trust, Ser. 2005-1, Cl. D	6.50	5/15/12	900,000 [a]	887,643
Capital Auto Receivables Asset
Trust, Ser. 2006-1, Cl. D	7.16	1/15/13	1,050,000 [a]	1,057,124
Ford Credit Auto Owner Trust,
Ser. 2004-A, Cl. C	4.19	7/15/09	1,000,000	991,160
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	1,405,000	1,391,276
Ford Credit Auto Owner Trust,
Ser. 2006-B, Cl. D	7.12	2/15/13	700,000 [a]	706,253
Hyundai Auto Receivables Trust,
Ser. 2006-A, Cl. A2	5.13	2/16/09	656,570	656,528
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. C	5.25	5/15/13	495,000	493,245
WFS Financial Owner Trust,
Ser. 2004-4, Cl. B	3.13	5/17/12	130,516	127,960
WFS Financial Owner Trust,
Ser. 2004-3, Cl. B	3.51	2/17/12	126,937	125,126
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	2,065,000	2,039,580
				8,475,895
Asset-Backed Ctfs./Credit Cards—3.8%
BA Credit Card Trust,
Ser. 2006-B3, Cl. B3	5.40	1/17/12	2,490,000 [e]	2,493,333
BA Credit Card Trust,
Ser. 2007-B1, Cl. B1	5.42	6/15/12	8,465,000 [b,e]	8,465,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./
Credit Cards (continued)
Chase Issuance Trust,
Ser. 2006-B1, Cl. B1	5.47	4/15/13	3,230,000 [e]	3,235,539
MBNA Credit Card Master Note
Trust, Ser. 2002-C1, Cl. C1	6.80	7/15/14	5,268,000	5,562,414
				19,756,286
Asset-Backed Ctfs./
Home Equity Loans—9.6%
Accredited Mortgage Loan Trust,
Ser. 2005-3, Cl. A2A	5.42	9/25/35	233,976 [e]	234,134
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	1,795,000 [e]	1,731,719
Centex Home Equity,
Ser. 2006-A, Cl. AV1	5.37	6/25/36	560,603 [e]	560,952
Citicorp Residential Mortgage
Securities, Ser. 2006-2, Cl. A1A	5.87	9/25/36	659,855 [e]	659,058
Citicorp Residential Mortgage
Securities, Ser. 2006-1, Cl. A1	5.96	7/25/36	1,505,246 [e]	1,504,443
Citigroup Mortgage Loan Trust,
Ser. 2005-WF1, Cl. A5	5.01	2/25/35	1,700,000 [e]	1,638,171
Conseco Finance Home Loan Trust,
Ser. 2000-E, Cl. A5	9.02	8/15/31	418,586 [e]	423,642
Countrywide Asset-Backed
Certificates, Ser. 2006-1, Cl. AF1	5.45	7/25/36	1,116,623 [e]	1,117,365
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-1, Cl. 1A6A	5.86	2/25/37	1,520,000 [e]	1,520,000
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB4,
Cl. AV1	5.42	8/25/35	235,992 [e]	236,133
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB1,
Cl. AF1	5.46	1/25/36	1,135,149 [e]	1,130,235
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB8,
Cl. AF5	5.65	12/25/35	2,455,000 [e]	2,432,346
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB2,
Cl. AF1	5.72	12/25/36	532,308 [e]	530,552
Home Equity Asset Trust,
Ser. 2005-5, Cl. 2A1	5.43	11/25/35	150,595 [e]	150,702

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./
Home Equity Loans (continued)
Home Equity Asset Trust,
Ser. 2005-8, Cl. M4	5.90	2/25/36	1,360,000 [e]	1,365,719
Home Equity Asset Trust,
Ser. 2005-8, Cl. M5	5.93	2/25/36	1,795,000 [e]	1,803,422
Home Equity Mortgage Trust,
Ser. 2006-5, Cl. A1	5.50	1/25/37	1,103,084 [e]	1,102,808
Home Equity Mortgage Trust,
Ser. 2006-4, Cl. A1	5.67	11/25/36	1,053,182 [e]	1,054,197
Morgan Stanley ABS Capital I,
Ser. 2006-HE3, Cl. A2A	5.36	4/25/36	1,265,846 [e]	1,266,634
Morgan Stanley ABS Capital I,
Ser. 2005-WMC6, Cl. A2A	5.43	7/25/35	347,612 [e]	347,868
Morgan Stanley Home Equity Loans,
Ser. 2006-3, Cl. A1	5.37	4/25/36	936,077 [e]	936,660
Morgan Stanley Mortgage Loan
Trust, Ser. 2006-15XS, Cl. A6B	5.83	11/25/36	740,000 [e]	736,510
Nationstar Home Equity Loan Trust,
Ser. 2007-A, Cl. AV2	5.42	3/25/37	3,800,000 [e,f]	3,800,000
Ownit Mortgage Loan Asset Backed
Certificates, Ser. 2006-1, Cl. AF1	5.42	12/25/36	1,853,624 [e]	1,844,461
Ownit Mortgage Loan Asset-Backed
Certificates, Ser. 2006-2, Cl. A2A	5.40	1/25/37	3,090,240 [e]	3,092,792
Popular ABS Mortgage Pass-Through
Trust, Ser. 2005-6, Cl. M1	5.91	1/25/36	1,525,000 [e]	1,518,991
Renaissance Home Equity Loan
Trust, Ser. 2006-4, Cl. AV1	5.39	1/25/37	989,367 [e]	989,903
Renaissance Home Equity Loan
Trust, Ser. 2006-3, Cl. AF2	5.58	11/25/36	2,450,000 [e]	2,445,047
Renaissance Home Equity Loan
Trust, Ser. 2006-3, Cl. AF1	5.92	11/25/36	1,159,996 [e]	1,158,391
Residential Asset Mortgage
Products, Ser. 2004-RS12, Cl. AI6	4.55	12/25/34	1,230,000	1,194,760
Residential Asset Mortgage
Products, Ser. 2005-RZ1, Cl. A1	5.42	4/25/35	68,154 [e]	68,199
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M2	5.80	2/25/35	1,585,000 [e]	1,604,742
Residential Asset Mortgage
Products, Ser. 2005-RS2, Cl. M3	5.87	2/25/35	490,000 [e]	496,930

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./
Home Equity Loans (continued)
Residential Asset Securities,
Ser. 2003-KS7, Cl. MI3	5.75	9/25/33	848,862	826,285
Residential Asset Securities,
Ser. 2005-EMX3, Cl. M1	5.75	9/25/35	1,610,000 [e]	1,618,135
Residential Asset Securities,
Ser. 2005-AHL2, Cl. M2	5.76	10/25/35	625,000 [e]	628,380
Residential Asset Securities,
Ser. 2005-EMX3, Cl. M2	5.77	9/25/35	1,805,000 [e]	1,812,815
Residential Asset Securities,
Ser. 2005-AHL2, Cl. M3	5.79	10/25/35	450,000 [e]	451,969
Residential Funding Mortgage
Securities II, Ser. 2006-HSA2,
Cl. AI1	5.43	3/25/36	381,072 [e]	381,292
Saxon Asset Securities Trust,
Ser. 2004-2, Cl. AF2	4.15	8/25/35	3,047,054 [e]	3,026,298
Soundview Home Equity Loan Trust,
Ser. 2005-B, Cl. M2	5.72	5/25/35	1,120,000 [e]	1,106,469
				50,549,129
Asset-Backed Ctfs./
Manufactured Housing—.7%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	1,476,490	1,524,022
Origen Manufactured Housing,
Ser. 2005-B, Cl. A2	5.25	12/15/18	1,375,000	1,364,503
Origen Manufactured Housing,
Ser. 2005-B, Cl. M2	6.48	1/15/37	745,000	741,995
				3,630,520
Automobile Manufacturers—.9%
DaimlerChrysler N.A. Holding,
Notes	4.88	6/15/10	800,000	780,433
DaimlerChrysler N.A. Holding,
Gtd. Notes	5.79	3/13/09	1,375,000 [e]	1,378,422
DaimlerChrysler N.A. Holding,
Gtd. Notes, Ser. E	5.90	10/31/08	2,725,000 [e]	2,738,426
				4,897,281
Automotive, Trucks & Parts—.1%
Goodyear Tire & Rubber,
Sr. Notes	9.14	12/1/09	295,000 [a,e]	298,688

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Banks—6.2%
Bacob Bank,
Sub. Notes	7.25	9/29/49	1,030,000 [a,e]	1,040,060
Capital One Financial,
Sr. Notes	5.63	9/10/09	2,000,000 [e]	2,010,682
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	1,220,000	1,229,150
Chuo Mitsui Trust & Banking,
Sub. Notes	5.51	12/29/49	2,185,000 [a,e]	2,088,838
Colonial Bank N.A./Montgomery, AL,
Sub. Notes	6.38	12/1/15	1,105,000	1,127,775
Colonial Bank N.A./Montgomery, AL,
Sub. Notes	8.00	3/15/09	385,000	399,245
Glitnir Banki,
Unscd. Bonds	7.45	9/14/49	1,470,000 [a,e]	1,544,189
ICICI Bank,
Bonds	5.90	1/12/10	710,000 [a,b,e]	712,768
Industrial Bank of Korea,
Sub. Notes	4.00	5/19/14	2,370,000 [a,e]	2,291,446
Islandsbanki,
Notes	5.52	10/15/08	775,000 [a,e]	773,934
Landsbanki Islands,
Sr. Notes	6.07	8/25/09	2,450,000 [a,e]	2,469,845
Popular North America,
Notes	5.71	12/12/07	1,315,000 [e]	1,317,950
Shinsei Finance Cayman,
Bonds	6.42	1/29/49	520,000 [a,e]	517,857
Sovereign Bancorp,
Sr. Notes	5.65	3/1/09	2,145,000 [a,e]	2,151,667
SunTrust Preferred Capital I,
Bank Gtd. Notes	5.85	12/31/49	345,000 [b,e]	348,466
Turanalem Finance,
Bank Gtd. Bonds	6.74	1/22/09	860,000 [a,e]	863,225
USB Capital IX,
Gtd. Notes	6.19	4/15/49	4,890,000 [b,e]	4,995,873
Washington Mutual,
Notes	5.66	1/15/10	1,100,000 [e]	1,105,772
Western Financial Bank,
Sub. Debs.	9.63	5/15/12	1,695,000	1,842,931

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Banks (continued)
Zions Bancorporation,
Sr. Unscd. Notes	5.48	4/15/08	2,350,000 [e]	2,352,590
Zions Bancorporation,
Sub. Notes	6.00	9/15/15	1,335,000	1,351,085
				32,535,348
Building & Construction—1.0%
American Standard,
Gtd. Notes	7.38	2/1/08	1,530,000	1,551,308
Centex,
Notes	4.75	1/15/08	725,000	720,434
D.R. Horton,
Gtd. Notes	5.88	7/1/13	1,365,000	1,353,284
D.R. Horton,
Gtd. Notes	8.00	2/1/09	900,000	939,690
Owens Corning,
Sr. Unscd. Notes	6.50	12/1/16	840,000 [a]	854,132
				5,418,848
Chemicals—.6%
Equistar Chemicals/Funding,
Gtd. Notes	10.13	9/1/08	540,000	575,100
ICI Wilmington,
Gtd. Notes	4.38	12/1/08	550,000	539,172
Lubrizol,
Debs.	6.50	10/1/34	690,000 [b]	687,726
RPM International,
Sr. Notes	4.45	10/15/09	1,140,000	1,098,949
				2,900,947
Commercial & Professional
Services—1.0%
Aramark Services,
Gtd. Notes	6.38	2/15/08	1,900,000	1,919,790
Aramark Services,
Gtd. Notes	7.00	5/1/07	1,750,000	1,762,992
ERAC USA Finance,
Notes	5.61	4/30/09	700,000 [a,e]	701,908
ERAC USA Finance,
Notes	7.95	12/15/09	760,000 [a]	807,054
				5,191,744

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Commercial Mortgage
Pass-Through Ctfs.—4.5%
Bayview Commercial Asset Trust,
Ser. 2006-SP2, Cl. A	5.60	1/25/37	1,918,530 [a,e]	1,918,530
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	5.68	4/25/34	888,459 [a,e]	889,570
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. A2	5.72	11/25/35	1,758,941 [a,e]	1,758,941
Bayview Commercial Asset Trust,
Ser. 2003-1, Cl. A	5.90	8/25/33	490,684 [a,e]	491,158
Bayview Commercial Asset Trust,
Ser. 2003-2, Cl. A	5.90	12/25/33	652,213 [a,e]	654,251
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. M5	5.97	1/25/36	475,121 [a,e]	475,121
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. M2	6.52	4/25/34	267,948 [a,e]	272,033
Bayview Commercial Asset Trust,
Ser. 2006-2A, Cl. B3	8.02	7/25/36	253,875 [a,e]	253,872
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	8.32	11/25/35	436,462 [a,e]	443,355
Bear Stearns Commercial Mortgage
Securities, Ser. 2004-PWR5, Cl. A2	4.25	7/11/42	1,125,000	1,092,030
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T18, Cl. A2	4.56	2/13/42	1,365,000 [e]	1,335,300
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A	6.13	2/15/17	1,460,000 [a]	1,506,494
Credit Suisse/Morgan Stanley
Commercial Mortgage Certificates,
Ser. 2006-HC1A, Cl. A1	5.51	5/15/23	2,285,000 [a,e]	2,286,992
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	1,290,000 [a]	1,278,118
Crown Castle Towers,
Ser. 2006-1A, Cl. D	5.77	11/15/36	745,000 [a]	739,400
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	1,650,000 [a]	1,654,137
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	400,000 [a]	402,785
GMAC Commercial Mortgage
Securities, Ser. 2003-C3, Cl. A2	4.22	4/10/40	1,075,000	1,046,388

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Commercial Mortgage
Pass-Through Ctfs. (continued)
Morgan Stanley Capital I,
Ser. 1998-HF1, Cl. E	7.50	3/15/30	300,000 [e]	304,682
SBA CMBS Trust,
Ser. 2006-1A, Cl. D	5.85	11/15/36	695,000 [a]	692,075
Washington Mutual Asset
Securities, Ser. 2003-C1A, Cl. A	3.83	1/25/35	4,067,200 [a]	3,917,460
				23,412,692
Diversified Financial Services—9.9%
American Express,
Sub. Debs.	6.80	9/1/66	750,000 [b,e]	801,105
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	2,330,000 [e]	2,548,295
CIT Group,
Sr. Notes	5.52	8/15/08	2,035,000 [e]	2,040,193
Countrywide Home Loans,
Gtd. Notes, Ser. L	2.88	2/15/07	2,500,000	2,498,300
Countrywide Home Loans,
Notes	4.13	9/15/09	1,445,000	1,402,338
FCE Bank,
Notes EUR	4.72	9/30/09	1,000,000 [e,g]	1,291,469
Ford Motor Credit,
Notes	6.19	9/28/07	2,470,000 [e]	2,470,948
Fuji JGB Investment,
Sub. Bonds	9.87	12/29/49	1,175,000 [a,e]	1,239,976
Glencore Funding,
Gtd. Notes	6.00	4/15/14	1,280,000 [a]	1,241,307
HSBC Finance,
Sr. Notes	5.71	9/14/12	3,060,000 [e]	3,090,046
Jefferies Group,
Sr. Notes	7.75	3/15/12	805,000	871,755
Kaupthing Bank,
Sr. Notes	6.06	1/15/10	2,295,000 [a,e]	2,311,861
Kaupthing Bank,
Sub. Notes	7.13	5/19/16	2,960,000 [a]	3,131,707
Leucadia National,
Sr. Notes	7.00	8/15/13	1,100,000	1,108,250
MBNA Capital,
Gtd. Cap. Secs., Ser. A	8.28	12/1/26	905,000	942,458

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Diversified Financial
Services (continued)
Merrill Lynch,
Notes, Ser. C	5.89	2/5/10	755,000 [e]	758,315
MUFG Capital Finance 1,
Gtd. Bonds	6.35	7/29/49	2,625,000 [e]	2,643,078
Pemex Finance,
Notes	9.03	2/15/11	1,576,750	1,680,130
Pemex Finance,
Bonds	9.69	8/15/09	1,732,500	1,816,414
Residential Capital,
Sr. Unscd. Notes	6.38	6/30/10	1,230,000	1,241,209
Residential Capital,
Gtd. Notes	7.19	4/17/09	2,390,000 [a,e]	2,399,701
SB Treasury,
Bonds	9.40	12/29/49	2,390,000 [a,e]	2,505,925
SLM,
Notes, Ser. A	5.50	7/27/09	3,800,000 [e]	3,807,950
SLM,
Notes	5.52	7/26/10	1,015,000 [e]	1,016,290
St. George Funding,
Bonds	8.49	12/29/49	3,920,000 [a,e]	4,111,343
Tokai Preferred Capital,
Bonds	9.98	12/29/49	2,240,000 [a,e]	2,365,595
Windsor Financing,
Gtd. Notes	5.88	7/15/17	609,742 [a]	604,222
				51,940,180
Diversified Metals & Mining—.6%
Falconbridge,
Bonds	5.38	6/1/15	265,000	259,350
Noranda,
Notes	6.00	10/15/15	1,655,000	1,688,618
Reliance Steel & Aluminum,
Gtd. Notes	6.20	11/15/16	1,245,000 [a]	1,242,618
				3,190,586
Electric Utilities—4.7%
American Electric Power,
Sr. Notes	4.71	8/16/07	1,020,000 [e]	1,015,410
Cinergy,
Debs.	6.53	12/16/08	1,015,000	1,031,506

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Electric Utilities (continued)
Cogentrix Energy,
Gtd. Notes	8.75	10/15/08	1,375,000 [a]	1,455,935
Consumers Energy,
First Mortgage Bonds, Ser. B	5.38	4/15/13	2,265,000	2,232,737
Dominion Resources/VA,
Sr. Unscd. Notes, Ser. B	5.55	11/14/08	1,335,000 [e]	1,336,156
Dominion Resources/VA,
Sr. Notes, Ser. D	5.66	9/28/07	2,765,000 [e]	2,766,593
DTE Energy,
Sr. Notes, Ser. A	6.65	4/15/09	1,155,000	1,183,567
FirstEnergy,
Notes, Ser. B	6.45	11/15/11	2,580,000	2,687,746
FPL Energy National Wind,
Scd. Bonds	5.61	3/10/24	508,453 [a]	499,044
FPL Group Capital,
Gtd. Debs., Ser. B	5.55	2/16/08	2,030,000	2,031,904
Mirant North America,
Gtd. Notes	7.38	12/31/13	575,000 [b]	589,375
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	1,010,000	1,046,523
NiSource Finance,
Gtd. Notes	5.94	11/23/09	1,675,000 [e]	1,677,238
PP & L Capital Funding,
Gtd. Notes, Ser. D	8.38	6/15/07	1,500,000	1,515,072
TXU,
Sr. Notes, Ser. O	4.80	11/15/09	2,335,000	2,286,542
Virginia Electric & Power,
Sr. Notes, Ser. A	5.38	2/1/07	1,225,000	1,225,000
				24,580,348
Environmental Control—.6%
Oakmont Asset Trust,
Notes	4.51	12/22/08	1,265,000 [a]	1,233,875
USA Waste Services,
Sr. Notes	7.00	7/15/28	1,000,000	1,059,151
Waste Management,
Sr. Notes	6.50	11/15/08	950,000	965,481
				3,258,507

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	Value ($)

Food & Beverages—.9%
H.J. Heinz,
Notes		6.43	12/1/20	1,625,000 [a]	1,650,501
Safeway,
Sr. Unscd. Notes		4.13	11/1/08	930,000	908,933
Stater Brothers Holdings,
Sr. Notes		8.13	6/15/12	1,100,000	1,122,000
Tyson Foods,
Sr. Unscd. Notes		6.85	4/1/16	800,000 [e]	816,169
					4,497,603
Foreign/Governmental—5.2%
Banco Nacional de Desenvolvimento
Economico e Social, Ser. REGS,
Unsub. Notes		5.17	6/16/08	2,080,000 [e]	2,059,200
Export-Import Bank of Korea,
Sr. Notes		4.50	8/12/09	830,000	815,114
Federal Republic of Brazil,
Bonds	BRL	12.50	1/5/16	10,550,000 [b,g]	5,678,857
Mexican Bonos,
Bonds, Ser. M	MXN	9.00	12/22/11	25,645,000 [g]	2,447,025
Poland Government,
Bonds, Ser. 0608	PLN	5.75	6/24/08	22,445,000 [g]	7,625,360
Republic of Argentina,
Bonds		5.59	8/3/12	5,285,000 [e]	3,797,273
Russian Federation,
Unsub. Bonds		8.25	3/31/10	4,538,405 [a]	4,735,372
					27,158,201
Health Care—1.6%
Baxter International,
Sr. Unscd. Notes		5.20	2/16/08	1,528,000	1,522,168
Coventry Health Care,
Sr. Notes		5.88	1/15/12	880,000	876,830
HCA,
Sr. Unscd. Notes		7.88	2/1/11	1,140,000	1,151,423
HCA,
Sr. Unscd. Notes		8.75	9/1/10	375,000	391,875
Medco Health Solutions,
Sr. Notes		7.25	8/15/13	3,276,000	3,484,298

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Health Care (continued)
Teva Pharmaceutical Finance,
Gtd. Notes	6.15	2/1/36	925,000	894,676
				8,321,270
Lodging & Entertainment—.8%
Cinemark,
Sr. Discount Notes	9.75	3/15/14	200,000 [h]	177,500
Harrah’s Operating,
Gtd. Notes	7.13	6/1/07	1,020,000	1,023,629
MGM Mirage,
Gtd. Notes	8.50	9/15/10	1,575,000	1,697,063
Mohegan Tribal Gaming Authority,
Sr. Notes	6.13	2/15/13	1,000,000	993,750
Speedway Motorsports,
Sr. Sub. Notes	6.75	6/1/13	155,000	155,969
				4,047,911
Machinery—.3%
Case New Holland,
Gtd. Notes	7.13	3/1/14	250,000	257,500
Terex,
Gtd. Notes	7.38	1/15/14	1,110,000	1,137,750
				1,395,250
Manufacturing—.1%
Tyco International Group,
Gtd. Notes	6.88	1/15/29	530,000	614,364
Media—2.6%
Clear Channel Communications,
Sr. Unscd. Notes	4.50	1/15/10	1,700,000	1,634,565
Comcast,
Gtd. Notes	5.66	7/14/09	4,385,000 [e]	4,398,453
Cox Communications,
Notes	7.13	10/1/12	575,000	617,188
Cox Enterprises,
Notes	8.00	2/15/07	3,045,000 [a]	3,046,519
Time Warner,
Gtd. Notes	5.61	11/13/09	2,725,000 [e]	2,729,573
Viacom,
Gtd. Notes	5.63	5/1/07	1,000,000	1,000,381
				13,426,679

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Oil & Gas—2.3%
Anadarko Petroleum,
Sr. Unscd. Notes	5.76	9/15/09	5,250,000 [e]	5,267,004
BJ Services,
Sr. Unscd. Notes	5.54	6/1/08	4,850,000 [e]	4,854,040
Colorado Interstate Gas,
Sr. Notes	5.95	3/15/15	780,000	770,387
Sempra Energy,
Sr. Notes	4.62	5/17/07	995,000	992,399
				11,883,830
Packaging & Containers—.5%
Crown Americas/Capital,
Gtd. Notes	7.63	11/15/13	815,000	839,450
Crown Americas/Capital,
Sr. Notes	7.75	11/15/15	505,000	525,200
Sealed Air,
Bonds	6.88	7/15/33	1,290,000 [a]	1,285,253
				2,649,903
Paper & Forest Products—.7%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	1,690,000 [a]	1,690,000
Sappi Papier Holding,
Gtd. Notes	6.75	6/15/12	1,095,000 [a]	1,097,359
Temple-Inland,
Bonds	6.63	1/15/18	1,100,000	1,135,715
				3,923,074
Property & Casualty Insurance—2.2%
Allmerica Financial,
Debs.	7.63	10/15/25	700,000 [b]	745,224
AON Capital Trust A,
Gtd. Cap. Secs.	8.21	1/1/27	1,220,000 [b]	1,399,508
Assurant,
Sr. Notes	6.75	2/15/34	645,000	689,887
Chubb,
Sr. Unscd. Notes	5.47	8/16/08	2,375,000	2,378,078
Hartford Financial Services Group,
Sr. Unscd. Notes	5.55	8/16/08	875,000	877,248
Hartford Financial Services Group,
Sr. Notes	5.66	11/16/08	1,950,000	1,953,756

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Property & Casualty
Insurance (continued)
Marsh & McLennan Cos.,
Sr. Notes	5.38	3/15/07	1,600,000	1,599,742
Nippon Life Insurance,
Notes	4.88	8/9/10	1,350,000 [a,b]	1,317,380
Phoenix Cos.,
Sr. Unscd. Notes	6.68	2/16/08	735,000	739,775
				11,700,598
Real Estate Investment Trusts—5.6%
Archstone-Smith Operating Trust,
Notes	3.00	6/15/08	1,000,000	967,295
Archstone-Smith Operating Trust,
Sr. Unscd. Notes	5.25	5/1/15	180,000 [b]	175,850
Archstone-Smith Operating Trust,
Notes	5.63	8/15/14	340,000	339,731
Boston Properties,
Sr. Notes	5.63	4/15/15	810,000	813,076
Commercial Net Lease Realty,
Sr. Unscd. Notes	6.15	12/15/15	1,100,000	1,109,066
Duke Realty,
Notes	3.50	11/1/07	925,000	911,040
Duke Realty,
Sr. Notes	5.25	1/15/10	1,190,000	1,181,396
Duke Realty,
Sr. Unscd. Notes	5.63	8/15/11	350,000	351,491
EOP Operating,
Gtd. Notes	5.96	10/1/10	775,000 [e]	783,113
EOP Operating,
Sr. Unscd. Notes	6.76	6/15/07	2,370,000	2,382,992
EOP Operating,
Gtd. Notes	7.00	7/15/11	1,900,000	2,030,842
ERP Operating,
Notes	4.75	6/15/09	560,000	549,991
ERP Operating,
Notes	5.13	3/15/16	825,000 [b]	798,046
Federal Realty Investment Trust,
Sr. Unscd. Notes	5.40	12/1/13	650,000	639,527
Federal Realty Investment Trust,
Notes	6.00	7/15/12	570,000	579,107

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Real Estate Investment
Trusts (continued)
Healthcare Realty Trust,
Sr. Notes	5.13	4/1/14	2,820,000	2,678,459
Host Hotels & Resorts,
Gtd. Notes	6.88	11/1/14	215,000 [a]	216,881
HRPT Properties Trust,
Sr. Unscd. Notes	5.96	3/16/11	2,700,000 [e]	2,704,250
Mack-Cali Realty,
Unscd. Notes	5.05	4/15/10	1,600,000	1,571,763
Mack-Cali Realty,
Notes	5.25	1/15/12	580,000	568,292
Regency Centers,
Gtd. Notes	5.25	8/1/15	1,450,000 [b]	1,398,534
Simon Property Group,
Notes	4.60	6/15/10	1,098,000 [b]	1,071,084
Simon Property Group,
Notes	4.88	8/15/10	850,000	835,690
Socgen Real Estate,
Bonds	7.64	12/29/49	4,600,000 [a,e]	4,660,596
				29,318,112
Residential Mortgage
Pass-Through Ctfs.—6.2%
American General Mortgage Loan
Trust, Ser. 2006-1, Cl. A1	5.75	12/25/35	961,852 [a,e]	960,804
Banc of America Mortgage
Securities, Ser. 2001-4, Cl. 2B3	6.75	4/20/31	193,488	193,221
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. M6	5.96	4/25/36	420,450 [a,e]	420,450
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B3	8.27	4/25/36	434,465 [a,e]	434,465
ChaseFlex Trust,
Ser. 2006-2, Cl. A1A	5.59	9/25/36	656,075 [e]	655,623
ChaseFlex Trust,
Ser. 2006-2, Cl. A5	5.99	9/25/36	1,200,000 [e]	1,194,310
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF2	4.92	8/25/35	467,380 [e]	464,164
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2003-8, Cl. B3	5.00	5/25/18	242,885 [a]	217,949

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Residential Mortgage
Pass-Through Ctfs. (continued)
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2005-31 Cl. 2A1	5.51	1/25/36	1,124,682 [e]	1,118,240
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1, Cl. 1A1	6.25	10/25/34	6,327,291	6,364,258
Impac CMB Trust,
Ser. 2005-8, Cl. 2M2	6.07	2/25/36	1,368,628 [e]	1,370,675
Impac CMB Trust,
Ser. 2005-8, Cl. 2M3	6.82	2/25/36	1,100,645 [e]	1,090,942
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	5.67	5/25/36	737,462 [e]	739,084
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR9, Cl. B1	6.07	6/25/36	399,767 [e]	399,395
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR25 Cl. 4A2	6.18	9/25/36	1,322,591 [e]	1,332,807
J.P. Morgan Alternative Loan
Trust, Ser. 2006-S4, Cl. A6	5.71	12/25/36	890,000 [e]	889,220
J.P. Morgan Mortgage Trust,
Ser. 2005-A1, Cl. 5A1	4.48	2/25/35	793,796 [e]	771,137
New Century Alternative Mortgage
Loan Trust, Ser. 2006-ALT2,
Cl. AF6A	5.89	10/15/36	695,000 [e]	691,984
Nomura Asset Acceptance,
Ser. 2005-AP2, Cl. A5	4.98	5/25/35	1,725,000 [e]	1,665,690
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	1,195,000 [e]	1,161,982
Terwin Mortgage Trust,
Ser. 2006-9HGA Cl. A1	5.40	10/25/37	980,709 [e]	980,533
Washington Mutual,
Ser. 2005-AR4, Cl. A4B	4.67	4/25/35	3,325,000 [e]	3,257,168
Wells Fargo Mortgage Backed
Securities Trust,
Ser. 2005-AR1, Cl. 1A1	4.54	2/25/35	4,702,000 [e]	4,604,552
Wells Fargo Mortgage Backed
Securities Trust, Ser. 2003-1,
Cl. 2A9	5.75	2/25/33	1,800,000	1,768,354
				32,747,007

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Retail—.5%
CVS,
Sr. Unscd. Notes	5.75	8/15/11	465,000	470,243
Home Depot,
Sr. Unscd. Notes	5.49	12/16/09	815,000 [e]	816,571
May Department Stores,
Notes	3.95	7/15/07	500,000	495,880
May Department Stores,
Gtd. Notes	5.95	11/1/08	760,000	764,463
Saks,
Gtd. Notes	8.25	11/15/08	429	447
				2,547,604
State/Territory
Gen Oblg—2.1%
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	4,525,000	4,658,442
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.43	6/1/34	1,050,000 [e]	1,043,164
New York Counties Tobacco Trust
IV, Tobacco Settlement
Pass-Through Bonds	6.00	6/1/27	1,870,000	1,822,502
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	3,360,000	3,314,774
				10,838,882
Telecommunications—4.5%
America Movil,
Gtd. Notes	5.47	6/27/08	455,000 [a,e]	454,682
AT & T,
Notes	5.46	5/15/08	2,700,000 [e]	2,702,727
Deutsche Telekom International
Finance, Gtd. Bonds	8.00	6/15/10	2,240,000 [e]	2,414,541
Deutsche Telekom International
Finance, Gtd. Bonds	8.25	6/15/30	1,015,000 [e]	1,243,771
France Telecom,
Notes	7.75	3/1/11	1,280,000 [e]	1,390,372

The Fund 23

STATEMENT OF INVESTMENTS (Unaudited) (continued)

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	Value ($)

Telecommunications (continued)
Intelsat,
Sr. Notes		5.25	11/1/08	1,540,000	1,509,200
KPN,
Sr. Unsub. Bonds		8.38	10/1/30	950,000	1,072,261
Nextel Communications,
Gtd. Notes, Ser. F		5.95	3/15/14	1,035,000 [b]	1,011,577
Nextel Partners,
Gtd. Notes		8.13	7/1/11	1,470,000	1,530,967
Nordic Telephone Holdings,
Scd. Notes	EUR	8.25	5/1/16	435,000 [a,g]	625,659
PanAmSat,
Gtd. Notes		9.00	6/15/16	975,000 [a]	1,066,406
Qwest,
Bank Note, Ser. B		6.95	6/30/10	464,000 [e]	475,600
Qwest,
Bank Note, Ser. B		6.95	6/30/10	1,858,000 [e]	1,904,450
Qwest,
Sr. Notes		7.88	9/1/11	710,000	757,925
Sprint Capital,
Gtd. Notes		8.75	3/15/32	985,000	1,172,762
Telefonica Emisiones,
Gtd. Notes		5.98	6/20/11	2,425,000	2,465,861
Windstream,
Gtd. Notes		8.13	8/1/13	1,435,000	1,551,594
Windstream,
Gtd. Notes		8.63	8/1/16	460,000	504,275
					23,854,630
Textiles & Apparel—.2%
Mohawk Industries,
Sr. Unscd. Notes		5.75	1/15/11	990,000	987,377
Transportation—.3%
Ryder System,
Notes		3.50	3/15/09	1,435,000	1,371,711

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

U.S. Government Agencies/
Mortgage-Backed—22.6%
Federal Home Loan Mortgage Corp.:
5.50%	11,400,000 [i]	11,343,000
6.00%	2,825,000 [i]	2,856,781
6.50%, 10/1/31—3/1/32	97,264	99,503
Federal National Mortgage Association:
5.00%	22,325,000 [i]	21,843,450
5.50%	6,970,000 [i]	6,856,738
6.00%	37,680,000 [i]	37,985,464
5.00%, 5/1/18	1,177,272	1,154,433
5.50%, 8/1/34—9/1/34	9,283,474	9,151,164
6.50%, 11/1/10	551	560
Pass-Through Ctfs., Ser. 2004-58,
Cl. LJ, 5.00%, 7/25/34	3,460,831	3,432,798
Government National Mortgage Association I:
Ser. 2004-25, Cl. AC, 3.38%, 1/16/23	393,623	379,243
Ser. 2005-34, Cl. A, 3.96%, 9/16/21	1,322,658	1,294,186
Ser. 2005-79, Cl. A, 4.00%, 10/16/33	1,448,229	1,406,560
Ser. 2005-50, Cl. A, 4.02%, 10/16/26	1,427,826	1,389,240
Ser. 2005-29, Cl. A, 4.02%, 7/16/27	1,823,119	1,766,693
Ser. 2005-42, Cl. A, 4.05%, 7/16/20	1,669,714	1,631,514
Ser. 2005-67, Cl. A, 4.22%, 6/16/21	1,278,810	1,253,160
Ser. 2005-59, Cl. A, 4.39%, 5/16/23	1,326,357	1,300,573
Ser. 2005-32, Cl. B, 4.39%, 8/16/30	3,420,000	3,347,872
Ser. 2004-39, Cl. LC, 5.50%, 12/20/29	4,800,000	4,803,788
Government National Mortgage Association II:
5.50%, 7/20/30	81,318 [e]	81,752
6.50%, 2/20/31—7/20/31	314,598	322,309
7.00%, 11/20/29	854	882
Federal Home Loan Mortgage Corp.,
Multiclass Mortgage
Participation Ctfs., Ser. 2586,
Cl. WE, 4.00%, 12/15/32	5,296,852	4,936,069
		118,637,732

The Fund 25

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

U.S. Government Securities—26.0%
U.S. Treasury Bonds
4.50%, 2/15/36	5,485,000 [f]	5,128,480
U.S. Treasury Notes:
4.63%, 11/15/16	27,915,000 [f]	27,491,920
4.75%, 1/31/12	104,535,000 [f]	104,257,355
		136,877,755
Total Bonds and Notes
(cost $692,930,337)		692,546,234

Preferred Stocks—.3%	Shares	Value ($)

Banks—.2%
Sovereign Capital Trust IV,
Conv., Cum. $2.1875	15,500	775,000
Diversified Financial Services—.1%
AES Trust VII,
Conv., Cum. $3.00	10,850	538,431
Total Preferred Stocks
(cost $1,293,675)		1,313,431

	Face Amount
	Covered by
Options—.0%	Contracts ($)	Value ($)

Call Options—.0%
12-Month Euribor Interest Swap,
March 2007 @ 4.488	35,280,000	303
3-Month Floor USD Libor-BBA
Interest Rate, October 2009 @ 4	49,400,000	43,297
Dow Jones CDX.X07,
June 2007 @ 145	9,950,000	34,407
		78,007
Put Options—.0%
12-Month Euribor Interest Swap,
May 2007 @ 4.1785	8,954,000	100,073

	Face Amount
	Covered by
Options (continued)	Contracts ($)	Value ($)

Put Options (continued)
3-Month Capped USD Libor-BBA
Interest Rate, June 2007 @ 5.75	94,745,000	191
		100,264
Total Options
(cost $562,243)		178,271

	Principal
Short-Term Investments—7.7%	Amount ($)	Value ($)

Foreign Governmental—1.5%
Egyptian Treasury Bills,
9.36%, 2/8/07	2,350,000 [a,j]	2,415,095
Egyptian Treasury Bills,
9.06%, 3/15/07	5,100,000 [a,j]	5,308,335
		7,723,430
U.S. Government Agencies—6.1%
Federal Home Loan Mortgage Corp.,
5.14%, 2/20/07	5,575,000	5,559,876
Federal Home Loan Mortgage Corp.,
5.14%, 2/28/07	2,470,000	2,460,829
Federal National Mortgage
Association, 5.11%, 2/20/07	24,000,000	23,935,273
		31,955,978
U.S. Treasury Bills—.1%
4.86%, 3/8/07	650,000 [k]	646,887
Total Short-Term Investments
(cost $40,057,601)		40,326,295

Other Investment—1.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $6,795,000)	6,795,000 [l]	6,795,000

The Fund 27

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—4.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $21,115,180)	21,115,180 [l]	21,115,180

Total Investments (cost $762,754,036)	145.4%	762,274,411

Liabilities, Less Cash and Receivables	(45.4%)	(237,938,721)

Net Assets	100.0%	524,335,690

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities amounted to $95,806,438 or 18.3% of net assets.
[b] All or a portion of these securities are on loan. At January 31, 2007, the total market value of the fund’s securities on loan is $21,355,018 and the total market value of the collateral held by the fund is $22,065,500, consisting of cash collateral of $21,115,180 and U.S. Government and agency securities valued at $950,320.
[c] Non-income producing—security in default.
[d] The value of this security has been determined in good faith under the direction of the Board of Directors.
[e] Variable rate security—interest rate subject to periodic change.
[f] Purchased on a delayed delivery basis.
[g] Principal amount stated in U.S. Dollars unless otherwise noted.
BRL—Brazilian Real
EUR—Euro
MXN—Mexican Peso
PLN— Polish Zloty
[h] Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
[i] Purchased on a forward commitment basis.
[j] Credit Linked Notes.
[k] Partially held by the custodian in a segregated account as collateral for open financial futures positions.
[l] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Corporate Bonds	49.8	Foreign/Governmental	5.2
U.S. Government & Agencies	48.6	State/Government General Obligations	2.1
Asset/Mortgage-Backed	26.4	Preferred Stocks	.3
Short-Term/		Options	.0
Money Market Investments	13.0		145.4

† Based on net assets.
See notes to financial statements.

STATEMENT OF FINANCIAL FUTURES
January 31, 2007 (Unaudited)

		Market Value		Unrealized
		Covered by		(Appreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2007 ($)

Financial Futures Short
U.S. Treasury 2 Year Notes	190	(38,682,813)	March 2007	163,987

See notes to financial statements.

STATEMENT OF OPTIONS WRITTEN
January 31, 2007 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)	Value ($)

Put Options
12-Month Euribor Interest Swap,
March 2007 @ 5.973	35,280,000	(504)
March 2007 10 Year Futures
February 2007 @ 107	23,600,000	(129,064)
(Premiums received $200,010)		(129,568)

See Notes to financial statements.

The Fund 29

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $21,355,018)—Note 1(c):
Unaffiliated issuers	734,843,856	734,364,231
Affiliated issuers	27,910,180	27,910,180
Cash denominated in foreign currencies	297,781	296,033
Receivable for investment securities sold		221,197,412
Dividends and interest receivable		5,805,728
Unrealized appreciation on swaps—Note 4		5,335,782
Swaps premium paid		2,222,958
Unrealized appreciation on forward currency exchange contracts—Note 4		427,246
Receivable from broker from swap transactions—Note 4		183,835
Receivable for shares of Common Stock subscribed		166,915
Prepaid expenses		18,867
		997,929,187

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(b)		356,467
Cash overdraft due to Custodian		143,002
Payable for investment securities purchased		446,860,296
Liability for securities on loan—Note 1(c)		21,115,180
Unrealized depreciation on swaps—Note 4		4,045,854
Payable for shares of Common Stock redeemed		635,138
Outstanding options written, at value (premiums received
$200,010)—See Statement of Options Written—Note 4		129,568
Net unrealized depreciation of forward currency exchange contracts—Note 4		55,663
Payable for futures variation margin—Note 4		29,687
Accrued expenses		222,642
		473,593,497

Net Assets ($)		524,335,690

Composition of Net Assets ($):
Paid-in capital		542,116,238
Accumulated undistributed investment income—net		1,628,885
Accumulated net realized gain (loss) on investments		(20,846,725)
Accumulated net unrealized appreciation (depreciation) on investments, options, swap transactions and foreign currency transactions
[including $163,987 net unrealized appreciation on financial futures]		1,437,292

Net Assets ($)		524,335,690

Net Asset Value Per Share
	Investor Shares	Institutional Shares

Net Assets ($)	489,121,504	35,214,186
Shares Outstanding	39,087,105	2,814,382

Net Asset Value Per Share ($)	12.51	12.51

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2007 (Unaudited)

Investment Income ($):
Interest	13,315,077
Dividends:
Unaffiliated issuers	33,228
Affiliated issuers	134,169
Income from securities lending	4,299
Total Income	13,486,773
Expenses:
Management fee—Note 3(a)	1,144,138
Shareholder servicing costs—Note 3(b)	874,403
Professional fees	44,059
Custodian fees—Note 3(b)	70,116
Prospectus and shareholders’ reports	30,400
Registration fees	13,021
Directors’ fees and expenses—Note 3(c)	4,949
Miscellaneous	29,740
Total Expenses	2,210,826
Less—reduction in management fee
due to undertaking—Note 3(a)	(229,869)
Net Expenses	1,980,957
Investment Income—Net	11,505,816

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	3,017,536
Net realized gain (loss) on forward currency exchange transactions	(751,103)
Net realized gain (loss) on financial futures	(1,874,287)
Net realized gain (loss) on options transactions	100,883
Net realized gain (loss) on swap transactions	(177,490)
Net Realized Gain (Loss)	315,539
Net unrealized appreciation (depreciation) on investments, options transactions, swap transactions and foreign currency transactions
(including $464,627 net unrealized appreciation on financial futures)	7,230,568
Net Realized and Unrealized Gain (Loss) on Investments	7,546,107
Net Increase in Net Assets Resulting from Operations	19,051,923

See notes to financial statements.

The Fund 31

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2007	Year Ended
	(Unaudited)	July 31, 2006

Operations ($):
Investment income—net	11,505,816	21,936,937
Net realized gain (loss) on investments	315,539	(9,334,542)
Net unrealized appreciation
(depreciation) on investments	7,230,568	(2,363,159)
Net Increase (Decrease) in Net Assets
Resulting from Operations	19,051,923	10,239,236

Dividends to Shareholders from ($):
Investment income—net:
Investor Shares	(11,617,885)	(22,849,510)
Institutional Shares	(896,046)	(1,381,927)
Net realized gain on investments:
lnvestor Shares	—	(2,832,114)
Institutional Shares	—	(162,146)
Total Dividends	(12,513,931)	(27,225,697)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Investor Shares	70,281,681	78,528,146
Institutional Shares	4,392,630	11,044,482
Dividends reinvested:
Investor Shares	10,706,652	23,080,078
Institutional Shares	9,177	166,374
Cost of shares redeemed:
Investor Shares	(56,824,125)	(157,878,749)
Institutional Shares	(1,097,621)	(6,257,458)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	27,468,394	(51,317,127)
Total Increase (Decrease) in Net Assets	34,006,386	(68,303,588)

Net Assets ($):
Beginning of Period	490,329,304	558,632,892
End of Period	524,335,690	490,329,304
Undistributed investment income—net	1,628,885	2,637,000

	Six Months Ended
	January 31, 2007	Year Ended
	(Unaudited)	July 31, 2006

Capital Share Transactions:
Investor Shares
Shares sold	5,602,762	6,278,917
Shares issued for dividends reinvested	853,439	1,847,048
Shares redeemed	(4,537,049)	(12,627,666)
Net Increase (Decrease) in Shares Outstanding	1,919,152	(4,501,701)

Institutional Shares
Shares sold	351,283	894,160
Shares issued for dividends reinvested	731	13,285
Shares redeemed	(87,489)	(507,206)
Net Increase (Decrease) in Shares Outstanding	264,525	400,239

See notes to financial statements.

The Fund 33

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
January 31, 2007			Year Ended July 31,

Investor Shares	(Unaudited)	2006	2005	2004 [a]	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	12.35	12.75	12.53	12.86	12.42	13.22
Investment Operations:
Investment income—net [b]	.28	.53	.46	.46	.56	.72
Net realized and unrealized
gain (loss) on investments	.19	(.28)	.31	(.01)[c]	.51	(.64)
Total from Investment Operations	.47	.25	.77	.45	1.07	.08
Distributions:
Dividends from
investment income—net	(.31)	(.58)	(.55)	(.54)	(.63)	(.76)
Dividends from net realized
gain on investments	—	(.07)	—	(.24)	—	(.12)
Total Distributions	(.31)	(.65)	(.55)	(.78)	(.63)	(.88)
Net asset value, end of period	12.51	12.35	12.75	12.53	12.86	12.42

Total Return (%)	3.83[e]	2.05	6.24	3.59	8.64	.64

	Six Months Ended
	January 31, 2007		Year Ended July 31,

Investor Shares	(Unaudited)	2006	2005	2004 [a]	2003	2002

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.89[f]	.91	.89	.90	.90	.86
Ratio of net expenses
to average net assets	.80[f]	.80	.80	.80	.82	.70
Ratio of net investment income
to average net assets	4.51[f]	4.21	3.63	3.56	4.34	5.58
Portfolio Turnover Rate	234.31[d,e] 439.09[d]		644.23[d]	801.49[d]	838.50	474.20

Net Assets, end of period
($ x 1,000)	489,122	458,856	531,232	677,228	831,818	738,618

[a]	As of August 1, 2003, the fund has adopted the method of accounting for interim payments on swap contracts in
	accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected
	within net realized and unrealized gain (loss) on swap contracts, however, prior to August 1, 2003, these interim
	payments were reflected within interest income/expense in the Statement of Operations.The effect of this change for
	the fiscal year ended July 31, 2004, was to increase net investment income per share by $.01, decrease net realized
	and unrealized gain (loss) on investments per share by $.01 and increase the ratio of net investment income to
	average net assets from 3.51% to 3.56%. Per share data and ratios/supplemental data for periods prior to August 1,
	2003 have not been restated to reflect this change in presentation.
b	Based on average shares outstanding at each month end.
[c]	In addition to the net realized and unrealized gain on investments as shown in the Statement of Operations, this
	amount includes a decrease in net asset value per share resulting from the timing of issuances and redemptions of
	shares in relation to fluctuating market values for the fund’s investments.
[d]	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2007,
	July 31, 2006, July 31, 2005, and July 31, 2004, were 176.34%, 270.18%, 521.83% and 718.14%, respectively.
[e] Not annualized.
[f] Annualized.
See notes to financial statements.

The Fund 35

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
January 31, 2007			Year Ended July 31,

Institutional Shares	(Unaudited)	2006	2005	2004 [a]	2003	2002

Per Share Data ($):
Net asset value,
beginning of period	12.34	12.75	12.52	12.85	12.41	13.22
Investment Operations:
Investment income—net [b]	.30	.56	.51	.49	.63	.76
Net realized and unrealized
gain (loss) on investments	.20	(.28)	.30	.00[c]	.48	(.66)
Total from Investment Operations	.50	.28	.81	.49	1.11	.10
Distributions:
Dividends from
investment income—net	(.33)	(.62)	(.58)	(.58)	(.67)	(.79)
Dividends from net realized
gain on investments	—	(.07)	—	(.24)	—	(.12)
Total Distributions	(.33)	(.69)	(.58)	(.82)	(.67)	(.91)
Net asset value, end of period	12.51	12.34	12.75	12.52	12.85	12.41

Total Return (%)	4.04[e]	2.35	6.40	3.88	9.07	.81

	Six Months Ended
	January 31, 2007		Year Ended July 31,

Institutional Shares	(Unaudited)	2006	2005	2004 [a]	2003	2002

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.53[f]	.51	.55	.53	.53	.53
Ratio of net expenses
to average net assets	.53[f]	.51	.53	.52	.50	.45
Ratio of net investment income
to average net assets	4.77[f]	4.48	3.86	3.85	4.88	5.80
Portfolio Turnover Rate	234.31[d,e] 439.09[d]		644.23[d]	801.49[d]	838.50	474.20

Net Assets, end of period
($ x 1,000)	35,214	31,473	27,401	2,850	4,470	7,976

[a]	As of August 1, 2003, the fund has adopted the method of accounting for interim payments on swap contracts in
	accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected
	within net realized and unrealized gain (loss) on swap contracts, however, prior to August 1, 2003, these interim
	payments were reflected within interest income/expense in the Statement of Operations.The effect of this change for
	the fiscal year ended July 31, 2004, was to increase net investment income per share by less than $.01, decrease net
	realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net
	investment income to average net assets from 3.80% to 3.85%. Per share data and ratios/supplemental data for
	periods prior to August 1, 2003 have not been restated to reflect this change in presentation.
[b]	Based on average shares outstanding at each month end.
[c]	In addition to the net realized and unrealized gain on investments as shown in the Statement of Operations, this
	amount includes a decrease in net asset value per share resulting from the timing of issuances and redemptions of
	shares in relation to fluctuating market values for the fund’s investments.
[d]	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended January 31, 2007, July
	31, 2006, July 31, 2005 and July 31, 2004, were 176.34%, 270.18%, 521.83% and 718.14%, respectively.
[e] Not annualized.
[f] Annualized.
See notes to financial statements.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Intermediate Term Income Fund (the “fund”) is a separate diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund.The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.The transaction is subject to certain regulatory approvals and the approval of The Bank of New York Company, Inc.’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares which are sold to the public without a sales charge.The fund is authorized to issue 500 million shares of $.001 par value Common Stock in each of the following classes of shares: Investor and Institutional. Investor shares are subject to a shareholder services plan. Other differences between the classes include the services offered to and the expenses borne by each class, the minimum initial investment and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swap transactions and forward currency exchange contracts are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or determined by the fund not to reflect accurately fair value are valued at fair value as determined in good faith under the direction of the Board of Directors. The factors that may be considered when fair valuing a

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered open-end investment companies that are not traded on an exchange, are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and the asked price. Investments in swap transactions are valued each business day by an independent pricing service approved by the Board of Trustees. Swaps are valued by the service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $10,581,010 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to July 31, 2006. If not applied, $3,468,128 of the carryover expires in fiscal 2012, $5,388,717 expires in fiscal 2013 and $1,724,165 expires in fiscal 2014.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2006 was as follows: ordinary income $27,225,697. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $10 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing. During the period ended January 31, 2007, the fund did not borrow under the line of credit.

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .45% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken through January 31, 2007 to reduce the management fee paid by the fund, if the fund’s aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings, Shareholder Service Plan fees and extraordinary expenses exceed .55% of the value of the fund’s average daily net assets. The reduction in management fee, pursuant to the undertaking, amounted to $229,869 during the period ended January 31, 2007.

The Fund 43

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Investor Shares Shareholder Services Plan, the fund pays the Distributor at an annual rate of .25% of the value of Investor Shares average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2007, Investor Shares were charged $592,179 pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended January 31, 2007, the fund was charged $45,370 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended January 31, 2007, the fund was charged $70,116 pursuant to the custody agreement.

During the period ended January 31, 2007, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $197,530, shareholder services plan fees $102,217, custodian fees $59,545, chief compliance officer fees $2,385 and transfer agency per account fees $20,032, which are offset against an expense reimbursement currently in effect in the amount of $25,242.

(c) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(d) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

NOTE 4—Securities Transactions:

The following summarizes the aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, option transactions, financial futures, forward currency exchange contracts and swap transactions, during the period ended January 31, 2007, amounted to $1,705,202,769 and $1,735,744,601, respectively, of which $421,837,569 in purchases and $421,917,043 in sales were from dollar roll transactions.

A mortgage dollar roll transaction involves a sale by the fund of mortgage related securities that it holds with an agreement by the fund to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold.

The fund may purchase and write (sell) put and call options in order to gain exposure to or to protect against changes in the market.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund would incur a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund

The Fund 45

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

would incur a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund would realize a loss, if the price of the financial instrument decreases between those dates.

In addition, the following summarizes the fund’s call/put options written for the period ended January 31, 2007:

	Face Amount		Options Terminated

	Covered by	Premiums		Net Realized
Options Written:	Contracts ($)	Received ($)	Cost ($)	Gain/Loss ($)

Contracts outstanding
July 31, 2006	186,320,000	466,448
Contracts written	130,100,000	262,243
Contracts terminated:
Closed	206,120,000	468,863	753,193	(284,331)
Expired	51,420,000	59,817	—	59,818
Total contracts
terminated	257,540,000	528,680	—	(224,513)
Contracts outstanding
January 31, 2007	58,880,000	200,010

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in the market value of the contracts at the close of each day’s trading. Typically, variation margin payments are received or made to reflect daily unrealized gains or losses.When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at January 31, 2007 are set forth in the Statement of Financial Futures.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings and to settle foreign currency trans-

actions. When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates.The fund is also exposed to credit risk associated with counter party nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.The following summarizes open forward currency exchange contracts at January 31, 2007:

	Foreign			Unrealized
Forward Currency	Currency			Appreciation/
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)

Purchases:
Euro,
Expiring 2/28/2007	3,800,000	5,012,960	4,957,480	(55,480)
Icelanic Krona,
Expiring 3/21/2007	95,967,000	1,359,313	1,404,603	45,290
Sales:		Proceeds ($)
Euro,
Expiring 3/21/2007	2,419,159	3,198,276	3,158,696	39,580
Polish Zloty,
Expiring 3/21/2007	22,930,000	8,007,683	7,665,307	342,376
Swedish Krona,
Expiring 2/1/2007	251,011	35,946	36,129	(183)
Total				371,583

The fund may enter into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) of swap contracts in the Statement of Assets and

The Fund 47

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation (depreciation) on investments.

Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. For those credit default swaps in which the portfolio is receiving a fixed rate, the portfolio is providing credit protection on the underlying instrument.The maximum payouts for these contracts are limited to the notional amount of each swap. The following summarizes open credit default swaps entered into by the fund at January 31, 2007:

					Unrealized
Notional	Reference		(Pay)/Receive		Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%) Expiration (Depreciation)($)

1,910,000	ABX HE 2006-1	Morgan
	Index	Stanley	(1.54)	7/25/2045	15,371
640,000	ABX HE 2006-2	Morgan
	Index	Stanley	1.33	5/25/2046	(33,472)
7,640,000	ABX HE BBB	J.P. Morgan
	2006-1 Index	Chase Bank	(1.54)	7/25/2045	123,521
13,350,000	ABX HE BBB	J.P. Morgan
	2006-1 Index	Chase Bank	(1.54)	7/25/2045	190,406
2,545,000	ABX HE BBB
	2006-2 Index	Deutsche Bank	1.33	5/25/2046	(187,176)
4,445,000	ABX HE BBB	J.P. Morgan
	2006-2 Index	Chase Bank	1.33	5/25/2046	(323,662)
2,813,000	Alcoa, 6.5%,
	6/1/2011	UBS	(.52)	6/20/2010	(44,258)
9,850,000	Altria, 7%,
	11/4/2013	Citigroup	(.27)	12/20/2011	(6,260)
5,710,000	AT&T, 5.1%,	J.P. Morgan
	9/15/2014	Chase Bank	(.49)	3/20/2017	1,106
2,090,000	Avon Products,
	7.15%,	J.P. Morgan
	11/15/2009	Chase Bank	(.48)	3/20/2017	(1,042)
3,130,000	Avon Products,
	7.15%,	J.P. Morgan
	11/15/2009	Chase Bank	(.44)	3/20/2017	12,745
2,161,000	Century Tel,
	7.875%,
	8/15/2012	Citigroup	(1.16)	9/20/2015	(2,547)

					Unrealized
Notional	Reference		(Pay)/Receive		Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%) Expiration (Depreciation)($)

626,000	Century Tel,	Morgan
7.875%, 8/15/2012		Stanley	(1.15)	9/20/2015	(312)
1,160,000	Clear Channel,	Lehman
	6.875%, 6/15/18	Brothers	.75	12/20/2008	6,157
3,250,000	CMLTI 2006-WMC1
	M8, 6.71%,	Morgan
	12/25/2035	Stanley	(1.20)	12/25/2035	73,866
2,813,000	ConocoPhilips,
	4.75%,
	10/15/2012	UBS	(.29)	6/20/2010	(19,557)
2,530,000	CSMC 2006-C5 J
	5.96%,	Morgan
	12/15/2039	Stanley	(.80)	12/15/2039	17,755
570,000	Direct TV, 8.375%,	Lehman
	3/15/13	Brothers	(2.35)	12/20/2016	7,976
950,000	Direct TV,	Lehman
	8.375%, 3/15/13	Brothers	(2.35)	12/20/2016	15,101
3,430,000	Dow Jones
	CDX.EM.6 Index	UBS	1.40	12/20/2011	31,464
1,660,000	Dow Jones	Morgan
	CDX.EM.6 Index	Stanley	1.40	12/20/2011	26,359
2,470,000	Dow Jones
	CDX.EM.6 Index	UBS	1.40	12/20/2011	24,769
2,600,000	Dow Jones
	CDX.EM.6 Index	Deutsche Bank	1.40	12/20/2011	25,940
3,918,000	Dow Jones
	CDX.NA.IG.4 Index	Citigroup	(.71)	6/20/2010	(82,594)
2,560,000	Dow Jones	Morgan
	CDX.NA.IG.4 Index	Stanley	(.69)	6/20/2010	(49,339)
2,580,000	Dow Jones
	CDX.NA.IG.4 Index	Citigroup	(.69)	6/20/2010	(832,221)
4,409,700	Dow Jones	Morgan
	CDX.NA.IG.4 Index	Stanley	(.35)	6/20/2010	(1,181,570)
2,776,300	Dow Jones
	CDX.NA.IG.4 Index	Merrill Lynch	(.31)	6/20/2010	(621,184)
7,270,000	Dow Jones
	CDX.NA.IG.7 Index	Citigroup	(1.09)	12/20/2016	(52,578)
14,540,000	Dow Jones
	CDX.NA.IG.7 Index	Citigroup	.51	12/20/2016	71,569
7,740,000	Dow Jones	J.P. Morgan
	CDX.NA.IG.7 Index	Chase Bank	(1.10)	12/20/2016	(56,559)
15,480,000	Dow Jones	J.P. Morgan
	CDX.NA.IG.7 Index	Chase Bank	.51	12/20/2016	81,789
570,000	Echostar,	Lehman
	6.625%, 10/1/14	Brothers	2.20	12/20/2016	(7,396)
950,000	Echostar,	Lehman
	6.625%, 10/1/14	Brothers	2.25	12/20/2016	(9,716)
5,070,000	Ford, 7.45%,	Morgan
	7/16/2031	Stanley	4.50	3/20/2012	(87,786)

The Fund 49

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

					Unrealized
Notional	Reference		(Pay)/Receive		Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%) Expiration (Depreciation)($)

5,070,000	General Motors,
	7.125%,	Morgan
	7/15/2013	Stanley	(3.30)	3/20/2012	8,761
1,910,000	Home Depot,
	3.75%,	Deutsche
	9/15/2009	Bank	(.56)	3/20/2017	(17,109)
3,250,000	JPMAC
	2005-FRE1,
	CL.M8, 6.62%,	Morgan
	10/25/2035	Stanley	(1.17)	10/25/2035	129,788
9,545,000	JPMCC
	2006-CB15,
	CL.AJ, 5.89%,
	6/12/43	Merrill Lynch	(.13)	6/20/2016	(3,299)
1,425,000	Kaupthing Bank,
	5.52%, 12/1/2009	Deutsche Bank	.65	9/20/2007	2,313
5,625,000	Kaupthing Bank,
	5.52%, 12/1/2009	Deutsche Bank	.52	9/20/2007	10,673
360,000	Kaupthing Bank,	J.P. Morgan
	5.52%, 12/1/2009	Chase Bank	.57	9/20/2007	(913)
1,200,000	Kimberly Clark,
	6.875%,	J.P. Morgan
	2/15/2014	Chase Bank	(.37)	12/20/2016	5,654
1,010,000	Kimberly Clark,
	6.875%,	Morgan
	2/15/2014	Stanley	(.38)	12/20/2016	(4,646)
4,050,000	Kimberly Clark,
	6.875%,	Morgan
	2/15/2014	Stanley	(.37)	12/20/2016	31,311
3,400,000	Kimberly Clark,
	6.875%,	J.P. Morgan
	2/15/2014	Chase Bank	(.37)	12/20/2016	8,763
310,000	Kimberly Clark,
	6.875%,	Morgan
	2/15/2014	Stanley	(.37)	12/20/2016	11,198
3,250,000	MABS Trust,
	2005-WMC1,CL. M8	J.P. Morgan
	6.26%, 3/25/2035	Chase Bank	(1.18)	4/25/2009	36,442
5,618,000	Morgan Stanley,
	6.6%, 4/1/2012	UBS	(.62)	6/20/2015	(116,297)
4,925,000	Northern Tobacco,	Lehman
	5%, 6/1/2046	Brothers	1.35	12/20/2011	71,254
1,317,000	Nucor, 4.875%,
	10/1/2012	Bear Stearns	(.40)	6/20/2010	(14,775)

					Unrealized
Notional	Reference		(Pay)/Receive		Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%) Expiration (Depreciation)($)

2,600,000	Republic of
	Venezuela, 9.25%,	Deutsche
	9/15/2027	Bank	(2.87)	6/20/2013	(68,060)
2,470,000	Republic of
	Venezuela, 9.25%,
	9/15/2027	UBS	(2.33)	11/20/2016	26,913
3,430,000	Republic of
	Venezuela, 9.25%,
	9/15/2027	UBS	(2.33)	1/20/2017	39,213
1,660,000	Republic of
	Venezuela, 9.25%,	Morgan
	9/15/2027	Stanley	(2.53)	1/20/2017	(3,711)
4,925,000	Southern
	California
	Tobacco, 5%,
	6/1/2037	Citigroup	1.35	12/20/2011	75,487
3,600,000	Structured Index	Morgan
		Stanley	(.70)	6/20/2013	51,706
3,600,000	Structured Index	Morgan
		Stanley	2.25	6/20/2016	359,392
1,280,000	Structured Index	Morgan
		Stanley	(.55)	6/20/2013	(210)
1,280,000	Structured Index	Morgan
		Stanley	1.62	6/20/2016	(2,941)
3,900,000	Structured Model	J.P. Morgan
	Portfolio 0-3%	Chase Bank	—	9/20/2013	933,678
5,500,000	Structured Model	Morgan
	Portfolio 0-3%	Stanley	—	9/20/2013	1,592,665
2,975,000	Structured Model
	Portfolio 0-3%	UBS	—	9/20/2013	707,493
1,510,000	VF, 8.5%,	Morgan
	10/1/2010	Stanley	(.72)	6/20/2016	(32,311)
1,830,000	VF, 8.5%,	Morgan
	10/1/2010	Stanley	(.46)	6/20/2011	(20,705)
900,000	VF, 8.5%,	Morgan
	10/1/2010	Stanley	(.45)	6/20/2011	(10,507)
2,700,000	VF, 8.5%,
	10/1/2010	UBS	(.45)	6/20/2011	(33,443)
2,400,000	Wolters Kluwer,
	5.125%, 1/27/14	UBS	(.92)	9/20/2016	(15,080)
					885,362

The Fund 51

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The fund may enter into interest rate swaps which involve the exchange of commitments to pay and receive interest based on a notional principal amount.The following summarizes open interest rate swaps entered into by the fund at January 31, 2007:

					Unrealized
Notional	Reference		(Pay)/Receive		Appreciation
Amount	Entity/Currency	Counterparty	Fixed Rate (%) Expiration (Depreciation)($)

19,880,000	EUR-6 month	J.P. Morgan
	EURIBOR	Chase Bank	(4.21)	2/1/2009	(2,642)
3,065,000,000	JPY-6 month	Merrill
	YENIBOR	Lynch	1.35	1/19/2012	57,310
182,230,000	SEK-3 month	J.P. Morgan
	STIBOR	Chase Bank	3.75	12/4/2008	(99,976)
14,815,000	USD-3 month	J.P. Morgan
	LIBOR BBA	Chase Bank	5.56	8/3/2016	449,874

404,566

Total return swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount.To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the portfolio will receive a payment from or make a payment to the counterparty, respec-tively.At January 31, 2007, there were no total return swaps open.

Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreement and are generally limited to the amount of net payments to be received, if any, at the date of default.

At January 31, 2007, accumulated net unrealized depreciation on investments was $479,625, consisting of $4,970,307 gross unrealized appreciation and $5,449,932 gross unrealized depreciation.

At January 31, 2007, the cost of investments for federal income tax purposes substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

For More Information

Dreyfus		Transfer Agent &
Intermediate		Dividend Disbursing Agent
Term Income Fund
		Dreyfus Transfer, Inc.
200 Park Avenue
		200 Park Avenue
New York, NY	10166
		New York, NY 10166

Manager		Distributor
The Dreyfus Corporation
		Dreyfus Service Corporation
200 Park Avenue
		200 Park Avenue
New York, NY	10166
		New York, NY 10166

Custodian

Mellon Bank, N.A.

One Mellon Bank Center

Pittsburgh, PA 15258

Ticker Symbols:	Institutional: DITIX	Investor: DRITX

Telephone 1-800-645-6561
Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144
E-mail Send your request to info@dreyfus.com
Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2007 Dreyfus Service Corporation

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
23	Statement of Financial Futures
24	Statement of Assets and Liabilities
25	Statement of Operations
26	Statement of Changes in Net Assets
28	Financial Highlights
34	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier
Short Term Income Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Short Term Income Fund, covering the six-month period from August 1, 2006, through January 31, 2007.

The reporting period proved to be a time of relatively low volatility in the U.S. bond market, as short-term interest rates stabilized and yields of 10-year Treasury securities remained within a relatively narrow range.Yet, a number of developments might have suggested otherwise, including bouts of economic uncertainty, softening real estate markets, an inverted yield curve and ongoing geopolitical turmoil.

Why did fixed income investors appear to shrug off some of the bond market’s more negative influences? In our analysis, investors disregarded near-term concerns in favor of a longer view, looking to broader trends that showed moderately slower economic growth with subdued inflation risk and relatively strong credit fundamentals. Indeed, we believe that reacting to near-term influences with extreme shifts in investment strategy rarely is the right decision. Instead, a better course is to set a portfolio mix designed to meet long-term goals while attempting to moderate short-term market volatility. As always, your financial consultant can help you identify the portfolio arrangement that may be most likely to help you benefit from these trends.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support in 2007.

2

DISCUSSION OF FUND PERFORMANCE

Catherine Powers, Portfolio Manager

How did Dreyfus Premier Short Term Income Fund perform relative to its benchmark?

For the six-month period ended January 31, 2007, the fund achieved total returns of 2.50% for Class B shares, 2.81% for Class D shares and 2.91% for Class P shares.1 In comparison, the fund’s benchmark, the Merrill Lynch 1-5 Year Corporate/Government Index (the “Index”), achieved a total return of 2.75% for the same period.2

The bond market rallied over the reporting period as short-term interest rates stabilized and economic growth moderated. The fund’s Class D and Class P shares produced higher returns than the benchmark, primarily due to strong results from high yield and emerging markets securities holdings that are not components of the Index.

What is the fund’s investment approach?

The fund seeks to maximize total returns consisting of capital appreciation and current income.To pursue this goal, the fund invests at least 80% of its assets in fixed-income securities of U.S. or foreign issuers rated investment grade or the unrated equivalent as determined by Dreyfus.This may include: U.S. government bonds and notes; corporate bonds; municipal bonds; convertible securities; preferred stocks; inflation-indexed securities; asset-backed securities; mortgage-related securities (including CMOs) and foreign bonds. For additional yield, the fund may invest up to 20% of its assets in fixed-income securities rated below investment grade (“high yield” or “junk” bonds).Typically, the fund’s portfolio can be expected to have an average effective maturity and an average effective duration of three years or less.

What other factors influenced the fund’s performance?

Investor sentiment in fixed-income markets generally improved during the reporting period as U.S. economic growth moderated amid cooling housing markets, easing investors’ inflation concerns. In fact, after 17

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

consecutive increases in short-term interest rates since June 2004, the Federal Reserve Board (the “Fed”) held the overnight federal funds rate steady at 5.25% between August and January. Investors reacted favorably to the Fed’s shift in policy and longer-term bonds rallied.

Despite the economic slowdown, business fundamentals remained healthy in most industries, generally supporting prices of corporate bonds across the credit-rating spectrum. In the U.S. government securities market, low levels of volatility helped mortgage-backed securities, asset-backed securities and other high-quality,“yield advantaged” instruments outperform U.S.Treasury securities.

In this environment, the portfolio’s position in high yield bonds helped it participate in the rally among lower-rated credits. At the same time, because the fund focuses on bonds with relatively short maturities, we believed these credits would be less negatively affected than longer-term securities if risk premiums rose. In the investment-grade corporate bond market, where we continued to see significant negative event risk due to LBOs, mergers and share buybacks, we favored either regulated industries where such activities are less common or issuers that offer strong covenant protection to bondholders.

Investments in non-dollar securities contributed positively to the portfolio’s relative performance.We established unhedged positions in countries with high inflation-adjusted interest rates, such as Brazil and Mexico.The portfolio benefited from relatively short duration positions in markets including Japan, Sweden and Poland, where the hedged yield advantage relative to the United States was quite attractive.The fund also received positive contributions from taxable municipal bonds backed by the states’ settlement of litigation with U.S. tobacco companies.

Our duration management strategy achieved good results, as a slightly long position helped boost the fund’s participation in the market rally. However, our “bulleted” yield curve position proved to be a mild drag on returns as the yield curve flattened.An overweight position in mortgage-backed securities benefited relative performance in the low

4

volatility investment environment. However, a tactical position in Treasury Inflation Protected Securities (or “TIPS”) underperformed as energy prices fell from the record highs set during the summer of 2006.

What is the fund’s current strategy?

We currently expect the Fed to leave the policy rate unchanged as it waits to see if moderating growth brings inflation down toward the 2% area.The risks to this view include inflationary pressures arising from a strong labor market or much weaker growth due to further declines in housing activity.As the balance between growth and inflation keeps the Fed on hold, we expect a low volatility environment and flat yield curve to persist over the near term.

The portfolio is positioned to potentially take advantage of this environment. We recently reduced the fund’s average duration to the neutral range, and we increased the allocation to mortgages, seeking to capitalize on low volatility and favorable supply and demand conditions.We also are likely to reduce the fund’s position in TIPS as declining oil prices and a slowing economy are unlikely to result in higher inflation expectations. Finally, we see incremental opportunities to add international bonds to pick up the hedged yield advantage of some countries relative to the United States.

February 15, 2007

[1]	Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
[2]	SOURCE: LIPPER INC. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Merrill Lynch 1-5 Year Corporate/Government Index is a
market value-weighted index that tracks the performance of publicly placed, non-convertible, fixed-rate, coupon-bearing, investment-grade U.S. domestic debt. Maturities of the securities range from one to five years.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Short Term Income Fund from August 1, 2006 to January 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2007
	Class B	Class D	Class P

Expenses paid per $1,000 †	$ 7.76	$ 4.50	$ 4.45
Ending value (after expenses)	$1,025.00	$1,028.10	$1,029.10

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2007
	Class B	Class D	Class P

Expenses paid per $1,000 †	$ 7.73	$ 4.48	$ 4.43
Ending value (after expenses)	$1,017.54	$1,020.77	$1,020.82

† Expenses are equal to the fund’s annualized expense ratio of 1.52% for Class B, .88% for Class D and .87% for
Class P; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
January 31, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—99.1%	Rate (%)	Date	Amount ($)	Value ($)

Aerospace & Defense—.1%
L-3 Communications,
Sr. Sub. Notes, Ser. B	6.38	10/15/15	250,000	243,438
Airlines—.0%
U.S. Air,
Enhanced Equip. Notes,
Ser. CL C	8.93	10/15/09	1,092,319 [a,b]	109
Asset-Backed Ctfs./
Auto Receivables—2.6%
Capital Auto Receivables Asset
Trust, Ser. 2006-2, Cl. B	5.07	12/15/11	485,000	479,639
Ford Credit Auto Owner Trust,
Ser. 2005-B, Cl. B	4.64	4/15/10	1,500,000	1,485,348
Ford Credit Auto Owner Trust,
Ser. 2006-C, Cl. B	5.30	6/15/12	1,875,000	1,861,388
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. C	5.25	5/15/13	1,420,000	1,414,967
WFS Financial Owner Trust,
Ser. 2005-2, Cl. B	4.57	11/19/12	2,500,000	2,469,225
				7,710,567
Asset-Backed Ctfs./Credit Cards—1.8%
BA Credit Card Trust,
Ser. 2007-C1, Cl. C1	5.63	6/15/14	2,830,000 [c]	2,830,000
Citibank Credit Card Issuance
Trust, Ser. 2006-C4, Cl. C4	5.57	1/9/12	2,500,000 [c]	2,500,000
				5,330,000
Asset-Backed Ctfs./
Home Equity Loans—5.0%
Ameriquest Mortgage Securities,
Ser. 2003-11, Cl. AF6	5.14	1/25/34	1,225,000 [c]	1,209,320
Bayview Financial Acquisition
Trust, Ser. 2005-B, Cl. 1A6	5.21	4/28/39	1,985,000 [c]	1,915,021
Citicorp Residential Mortgage
Securities, Ser. 2006-1,
Cl. A1	5.96	7/25/36	2,752,449 [c]	2,750,981
Conseco Finance Home Loan Trust,
Ser. 2000-E, Cl. A5	9.02	8/15/31	1,014,754 [c]	1,027,012
Countrywide Asset Backed
Certificates, Ser. 2006-15,
Cl. A6	5.83	10/25/46	1,155,000 [c]	1,164,469

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./
Home Equity Loans (continued)
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-1,
Cl. 1A6A	5.86	2/25/37	945,000 [c]	945,000
Credit-Based Asset Servicing and
Securitization, Ser. 2005-CB8,
Cl. AF1B	5.45	12/25/35	750,233 [c]	747,355
Credit-Based Asset Servicing and
Securitization, Ser. 2006-CB2,
Cl. AF1	5.72	12/25/36	268,689 [c]	267,802
Morgan Stanley Mortgage Loan
Trust, Ser. 2006-15XS, Cl. A6B	5.83	11/25/36	235,000 [c]	233,892
Ownit Mortgage Loan Asset Backed
Certificates, Ser. 2006-1,
Cl. AF1	5.42	12/25/36	1,221,530 [c]	1,215,492
Residential Asset Mortgage
Products, Ser. 2003-RS9,
Cl. MI1	5.80	10/25/33	1,095,206 [c]	1,083,633
Residential Asset Securities,
Ser. 2003-KS7, Cl. MI3	5.75	9/25/33	293,837	286,022
Residential Funding Mortgage
Securities II, Ser. 2005-HI3,
Cl. A2	5.09	9/25/35	600,000	595,369
Residential Funding Mortgage
Securities II, Ser. 2006-HSA2,
Cl. AI2	5.50	3/25/36	275,000 [c]	274,073
Residential Funding Mortgage
Securities II, Ser. 2006-HI1,
Cl. M4	6.26	2/25/36	613,000 [c]	609,823
Soundview Home Equity Loan Trust,
Ser. 2005-B, Cl. M3	5.83	5/25/35	525,000 [c]	517,532
				14,842,796
Asset-Backed Ctfs./
Manufactured Housing—.2%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	668,599	690,123
Automobile Manufacturers—.4%
DaimlerChrysler N.A. Holding,
Gtd. Notes	4.05	6/4/08	960,000	940,417

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Automobile Manufacturers (continued)
DaimlerChrysler N.A. Holding,
Notes	4.88	6/15/10	285,000	278,029
				1,218,446
Automotive, Trucks & Parts—.1%
Johnson Controls,
Sr. Notes	5.25	1/15/11	215,000	213,147
Banks—9.1%
Bank of Scotland,
Bonds	7.00	11/29/49	550,000 [c,d]	555,570
Charter One Bank N.A.,
Sr. Notes	5.50	4/26/11	1,435,000	1,442,057
Chevy Chase Bank,
Sub. Notes	6.88	12/1/13	590,000	594,425
Chuo Mitsui Trust & Banking,
Sub. Notes	5.51	12/29/49	800,000 [c,d]	764,792
Colonial Bank N.A./Montgomery, AL,
Sub. Notes	6.38	12/1/15	1,000,000	1,020,611
Colonial Bank N.A./Montgomery, AL,
Sub. Notes	8.00	3/15/09	305,000	316,285
Fleet National Bank,
Sub. Notes	5.75	1/15/09	2,500,000	2,521,808
Glitnir Banki,
Unscd. Bonds	7.45	9/14/49	860,000 [c,d]	903,403
ICICI Bank,
Bonds	5.90	1/12/10	400,000 [c,d,e]	401,559
Landsbanki Islands,
Notes	6.10	8/25/11	865,000 [d]	878,917
Marshall & Ilsley,
Notes	4.38	8/1/09	4,200,000	4,099,549
Northern Trust,
Sr. Unscd. Notes	5.30	8/29/11	575,000 [e]	574,856
Resona Bank,
Notes	5.85	9/29/49	530,000 [c,d]	516,094
Shinsei Finance Cayman,
Bonds	6.42	1/29/49	810,000 [c,d]	806,662
Sovereign Bancorp,
Sr. Notes	4.80	9/1/10	1,075,000 [d]	1,049,390

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Banks (continued)
Sumitomo Mitsui Banking,
Notes	5.63	7/29/49	685,000 [c,d]	667,835
Suntrust Capital II,
Bonds	7.90	6/15/27	2,270,000	2,364,836
SunTrust Preferred Capital I,
Bank Gtd. Notes	5.85	12/31/49	625,000 [c,e]	631,279
Turanalem Finance,
Bank Gtd. Bonds	6.74	1/22/09	280,000 [c,d]	281,050
USB Capital IX,
Gtd. Notes	6.19	4/15/49	1,335,000 [c]	1,363,904
Wachovia Bank N.A.,
Sub. Notes	5.00	8/15/15	1,560,000 [e]	1,506,926
Washington Mutual,
Sr. Notes	5.50	8/24/11	3,255,000 [e]	3,249,060
Western Financial Bank,
Sub. Debs.	9.63	5/15/12	580,000	630,620
				27,141,488
Building & Construction—.4%
Centex,
Notes	4.75	1/15/08	1,090,000	1,083,135
Owens Corning,
Sr. Unscd. Notes	6.50	12/1/16	200,000 [d]	203,365
				1,286,500
Chemicals—1.6%
Equistar Chemicals/Funding,
Gtd. Notes	10.13	9/1/08	400,000	426,000
ICI Wilmington,
Gtd. Notes	4.38	12/1/08	1,535,000	1,504,780
Lubrizol,
Sr. Notes	4.63	10/1/09	2,945,000	2,881,341
				4,812,121
Commercial &
Professional Services—.2%
ERAC USA Finance,
Bonds	5.60	5/1/15	720,000 [d]	711,920
Commercial Mortgage
Pass-Through Ctfs.—9.6%
Banc of America Commercial
Mortgage, Ser. 2005-2, Cl. A2	4.25	7/10/43	1,900,000	1,877,412

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Commercial Mortgage
Pass-Through Ctfs. (continued)
Banc of America Commercial
Mortgage, Ser. 2005-6, Cl. A1	5.00	9/10/47	1,598,894	1,584,584
Bayview Commercial Asset Trust,
Ser. 2006-SP1, Cl. A1	5.59	4/25/36	264,245 [c,d]	264,327
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. A	5.68	4/25/34	541,537 [c,d]	542,214
Bayview Commercial Asset Trust,
Ser. 2003-1, Cl. A	5.90	8/25/33	314,370 [c,d]	314,674
Bayview Commercial Asset Trust,
Ser. 2003-2, Cl. A	5.90	12/25/33	434,809 [c,d]	436,167
Bayview Commercial Asset Trust,
Ser. 2004-1, Cl. M2	6.52	4/25/34	747,434 [c,d]	758,829
Bayview Commercial Asset Trust,
Ser. 2005-4A, Cl. B2	7.72	1/25/36	645,796 [c,d]	645,796
Bayview Commercial Asset Trust,
Ser. 2005-3A, Cl. B3	8.32	11/25/35	240,054 [c,d]	243,845
Bear Stearns Commercial Mortgage
Securities, Ser. 2005-T20,
Cl. A2	5.13	10/12/42	2,400,000 [c]	2,378,301
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW14,
Cl. AAB	5.17	12/1/38	1,615,000	1,583,523
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. AAB	5.69	9/11/38	375,000 [c]	380,639
Calwest Industrial Trust,
Ser. 2002-CALW, Cl. A	6.13	2/15/17	2,325,000 [d]	2,399,040
Crown Castle Towers,
Ser. 2006-1A, Cl. AFX	5.24	11/15/36	575,000 [d]	570,384
Crown Castle Towers,
Ser. 2006-1A, Cl. B	5.36	11/15/36	460,000 [d]	457,070
Crown Castle Towers,
Ser. 2006-1A, Cl. C	5.47	11/15/36	1,035,000 [d]	1,027,584
Crown Castle Towers,
Ser. 2005-1A, Cl. D	5.61	6/15/35	565,000 [d]	559,796
Global Signal Trust,
Ser. 2006-1, Cl. D	6.05	2/15/36	660,000 [d]	661,655
Global Signal Trust,
Ser. 2006-1, Cl. E	6.50	2/15/36	385,000 [d]	387,681

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Commercial Mortgage
Pass-Through Ctfs. (continued)
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP5, Cl. A1	5.04	12/15/44	1,931,174	1,914,305
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-LDP7, Cl. ASB	5.88	4/15/45	750,000 [c]	769,111
Merrill Lynch Mortgage Trust,
Ser. 2005-CIP1, Cl. A2	4.96	7/12/38	1,100,000	1,085,203
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A2	5.22	11/12/37	350,000 [c]	348,746
Morgan Stanley Capital I,
Ser. 2006-T21, Cl. A2	5.09	10/12/52	1,150,000	1,138,281
Morgan Stanley Capital I,
Ser. 2006-HQ9, Cl. A3	5.71	7/12/44	1,575,000	1,594,740
SBA CMBS Trust,
Ser. 2006-1A, Cl. A	5.31	11/15/36	1,695,000 [d]	1,686,341
Washington Mutual Asset
Securities, Ser. 2003-C1A,
Cl. A	3.83	1/25/35	3,106,172 [d]	2,991,813
				28,602,061
Diversified Financial Services—14.2%
American Express,
Sub. Debs.	6.80	9/1/66	335,000 [c]	357,827
Ameriprise Financial,
Jr. Sub. Notes	7.52	6/1/66	424,000 [c]	463,724
Amvescap,
Gtd. Notes	5.38	2/27/13	1,300,000	1,281,043
Bear Stearns Cos.,
Sr. Unscd. Notes	5.50	8/15/11	1,620,000	1,630,959
Boeing Capital,
Sr. Notes	7.38	9/27/10	1,170,000	1,249,246
Caterpillar Financial Services,
Notes	5.13	10/12/11	765,000	758,138
Chase Manhattan,
Sub. Notes	7.88	6/15/10	2,190,000 [e]	2,358,858
CIT Group,
Sr. Notes	4.75	8/15/08	1,345,000	1,332,641
Citicorp,
Sub. Notes	7.25	9/1/08	3,290,000	3,378,879

12

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Diversified Financial
Services (continued)
Countrywide Home Loans,
Gtd. Notes, Ser. L	4.00	3/22/11	965,000	915,711
Credit Suisse USA,
Sr. Unsub. Notes	5.50	8/16/11	1,255,000	1,265,094
Fuji JGB Investment,
Sub. Bonds	9.87	12/29/49	850,000 [c,d]	897,004
Goldman Sachs Group,
Notes	4.50	6/15/10	575,000	561,941
HSBC Finance Capital Trust IX,
Gtd. Notes	5.91	11/30/35	2,000,000 [c]	2,009,620
Jefferies Group,
Sr. Notes	7.75	3/15/12	1,100,000	1,191,218
Kaupthing Bank,
Sub. Notes	7.13	5/19/16	870,000 [d]	920,468
Lehman Brothers Holdings
E-Capital
Trust I, Gtd. Notes	6.16	8/19/65	180,000 [c]	181,792
Lehman Brothers,
Notes	3.50	8/7/08	4,100,000	3,985,397
Merrill Lynch & Co.,
Notes, Ser. C	4.13	9/10/09	2,175,000 [e]	2,117,099
MUFG Capital Finance 1,
Gtd. Bonds	6.35	7/29/49	1,195,000 [c]	1,203,230
New York Life Global Funding,
Notes	4.63	8/16/10	4,610,000 [d]	4,513,139
Nuveen Investments,
Sr. Notes	5.00	9/15/10	925,000	907,619
Pricoa Global Funding I,
Notes	4.20	1/15/10	4,950,000 [d]	4,776,235
Residential Capital,
Gtd. Notes	6.13	11/21/08	310,000	311,159
Residential Capital,
Sr. Unscd. Notes	6.38	6/30/10	415,000	418,782
Residential Capital,
Gtd. Notes	7.19	4/17/09	905,000 [c,d]	908,673
SLM,
Notes, Ser. A	5.00	10/1/13	1,250,000	1,214,450
SMFG Preferred Capital,
Bonds	6.08	1/29/49	715,000 [c,d]	710,943

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Diversified Financial
Services (continued)
St. George Funding,
Bonds	8.49	12/29/49	425,000 [c,d]	445,745
				42,266,634
Diversified Metals & Mining—.1%
Reliance Steel & Aluminum,
Gtd. Notes	6.20	11/15/16	390,000 [d]	389,254
Electric Utilities—3.3%
Consolidated Edison of NY,
Sr. Unscd. Debs., Ser. D	5.30	12/1/16	630,000	618,659
DTE Energy,
Sr. Unsub. Notes	6.35	6/1/16	450,000	467,288
FirstEnergy,
Notes, Ser. B	6.45	11/15/11	665,000	692,772
FPL Energy National Wind,
Scd. Bonds	5.61	3/10/24	221,875 [d]	217,769
FPL Group Capital,
Gtd. Debs.	5.63	9/1/11	1,620,000	1,634,977
Gulf Power,
Sr. Unsub. Notes, Ser. M	5.30	12/1/16	800,000	787,976
Mirant North America,
Gtd. Notes	7.38	12/31/13	465,000	476,625
National Grid,
Sr. Unscd. Notes	6.30	8/1/16	724,000	750,181
NiSource Finance,
Gtd. Notes	5.25	9/15/17	595,000	557,150
NiSource Finance,
Gtd. Notes	5.94	11/23/09	641,000 [c]	641,856
PacifiCorp,
First Mortgage Bonds,	6.90	11/15/11	2,265,000	2,402,927
Southern,
Sr. Unsub. Notes, Ser. A	5.30	1/15/12	465,000	463,726
				9,711,906
Environmental Control—.9%
Republic Services,
Sr. Notes	6.75	8/15/11	475,000	495,704
Waste Management,
Gtd. Notes	6.88	5/15/09	2,000,000	2,057,806
				2,553,510

14

		Coupon	Maturity	Principal
Bonds and Notes (continued)		Rate (%)	Date	Amount ($)	Value ($)

Food & Beverages—1.5%
H.J. Heinz,
Notes		6.43	12/1/20	500,000 [d]	507,847
Safeway,
Sr. Unscd. Notes		4.80	7/16/07	1,555,000	1,549,528
Stater Brothers Holdings,
Sr. Notes		8.13	6/15/12	480,000	489,600
Tyson Foods,
Sr. Unscd. Notes		6.85	4/1/16	1,850,000 [c,e]	1,887,390
					4,434,365
Foreign/Governmental—7.7%
Banco Nacional de Desenvolvimento
Economico e Social, Unsub.
Notes		5.17	6/16/08	1,390,000 [c]	1,376,100
Poland Government,
Bonds, Ser. 0608	PLN	5.75	6/24/08	21,335,000 [f]	7,248,253
Republic of Argentina,
Bonds		5.59	8/3/12	1,480,000 [c]	1,063,380
Republic of South Africa,
Notes		9.13	5/19/09	1,720,000	1,853,300
Sweden Government,
Bonds, Ser. 1043	SEK	5.00	1/28/09	72,300,000 [f]	10,629,170
United Mexican States,
Notes, Ser. A		6.75	9/27/34	751,000	797,938
					22,968,141
Health Care—1.4%
American Home Products,
Notes		6.95	3/15/11	1,150,000 [c]	1,217,230
Coventry Health Care,
Sr. Notes		5.88	1/15/12	1,170,000 [e]	1,165,786
Medco Health Solutions,
Sr. Notes		7.25	8/15/13	350,000	372,254
Quest Diagnostics,
Gtd. Notes		5.13	11/1/10	780,000	765,916
WellPoint,
Unscd. Notes		5.00	1/15/11	525,000	518,251
					4,039,437
Lodging & Entertainment—.7%
Carnival,
Gtd. Notes		3.75	11/15/07	1,240,000	1,224,361

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Lodging & Entertainment (continued)
MGM Mirage,
Gtd. Notes	8.38	2/1/11	75,000	79,219
Mohegan Tribal Gaming Authority,
Sr. Notes	6.13	2/15/13	775,000	770,156
				2,073,736
Machinery—.1%
Terex,
Gtd. Notes	7.38	1/15/14	410,000	420,250
Media—.7%
Comcast,
Gtd. Notes	5.50	3/15/11	1,240,000	1,242,945
News America,
Gtd. Debs.	7.63	11/30/28	730,000	814,451
				2,057,396
Oil & Gas—1.3%
Amerada Hess,
Unscd. Notes	6.65	8/15/11	985,000	1,027,227
Enterprise Products Operating,
Sr. Notes, Ser. B	4.63	10/15/09	2,045,000	1,999,990
Pemex Project Funding Master
Trust, Gtd. Notes	5.75	12/15/15	755,000	737,069
				3,764,286
Packaging & Containers—.7%
Ball,
Gtd. Notes	6.88	12/15/12	205,000	209,612
Crown Americas/Capital,
Gtd. Notes	7.63	11/15/13	690,000	710,700
Crown Americas/Capital,
Sr. Notes	7.75	11/15/15	400,000 [e]	416,000
Sealed Air,
Notes	5.63	7/15/13	910,000 [d]	897,948
				2,234,260
Paper & Forest Products—.6%
Georgia-Pacific,
Gtd. Notes	7.00	1/15/15	550,000 [d]	550,000
Temple-Inland,
Bonds	6.63	1/15/18	425,000	438,799
Weyerhaeuser,
Debs.	7.25	7/1/13	625,000	660,877
				1,649,676

16

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Property & Casualty Insurance—2.3%
American International Group,
Sr. Notes	5.05	10/1/15	565,000	548,708
AON Capital Trust A,
Gtd. Cap. Secs.	8.21	1/1/27	1,100,000	1,261,852
ING Groep,
Bonds	5.78	12/29/49	500,000 [c]	495,756
Lincoln National,
Jr. Unsub. Cap. Secs.	7.00	5/17/66	1,495,000 [c]	1,583,787
MetLife,
Sr. Unscd. Notes	5.00	6/15/15	1,200,000 [e]	1,157,610
Nippon Life Insurance,
Notes	4.88	8/9/10	1,050,000 [d]	1,024,629
Phoenix Cos.,
Sr. Unscd. Notes	6.68	2/16/08	430,000	432,794
Prudential Financial,
Notes	5.10	12/14/11	485,000	479,084
				6,984,220
Real Estate Investment Trusts—4.8%
Archstone-Smith Operating Trust,
Sr. Unscd. Notes	5.25	5/1/15	925,000	903,673
Arden Realty,
Notes	5.25	3/1/15	475,000	466,444
Duke Realty,
Sr. Notes	5.88	8/15/12	2,150,000	2,175,658
EOP Operating,
Gtd. Notes	7.00	7/15/11	1,450,000	1,549,853
ERP Operating,
Notes	4.75	6/15/09	2,400,000	2,357,102
Federal Realty Investment Trust,
Sr. Unscd. Bonds	5.65	6/1/16	345,000	341,567
Federal Realty Investment Trust,
Notes	6.00	7/15/12	305,000	309,873
Healthcare Realty Trust,
Sr. Notes	5.13	4/1/14	1,165,000	1,106,526
Host Hotels & Resorts,
Gtd. Notes	6.88	11/1/14	135,000 [d]	136,181
HRPT Properties Trust,
Sr. Unscd. Notes	5.96	3/16/11	925,000 [c]	926,456
Liberty Property,
Sr. Unscd. Notes	5.50	12/15/16	310,000	303,811

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Real Estate Investment Trusts (continued)
Mack-Cali Realty,
Unscd. Notes	5.05	4/15/10	550,000	540,294
Mack-Cali Realty,
Notes	5.25	1/15/12	300,000	293,944
Simon Property Group,
Unsub. Notes	5.00	3/1/12	2,275,000	2,228,872
Socgen Real Estate,
Bonds	7.64	12/29/49	700,000 [c,d]	709,221
				14,349,475
Residential Mortgage
Pass-Through Ctfs.—5.5%
Bayview Commercial Asset Trust,
Ser. 2006-1A, Cl. B2	7.02	4/25/36	205,553 [c,d]	207,512
ChaseFlex Trust,
Ser. 2006-2, Cl. A1A	5.59	9/25/36	521,215 [c]	520,856
Citigroup Mortgage Loan Trust,
Ser. 2005-WF2, Cl. AF7	5.25	8/25/35	2,050,000 [c]	1,996,761
Citigroup Mortgage Loan Trust,
Ser. 2006-WF1, Cl. A2A	5.70	3/25/36	348,354 [c]	347,448
First Horizon Alternative Mortgage
Securities, Ser. 2004-FA1,
Cl. 1A1	6.25	10/25/34	2,543,575	2,558,436
GSR Mortgage Loan Trust,
Ser. 2004-12, Cl. 2A2	3.55	12/25/34	1,961,010 [c]	1,966,548
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	5.67	5/25/36	535,889 [c]	537,068
IndyMac Index Mortgage Loan Trust,
Ser. 2006-AR25, Cl. 4A2	6.18	9/25/36	1,543,023 [c]	1,554,942
J.P. Morgan Alternative Loan
Trust, Ser. 2006-S4, Cl. A6	5.71	12/25/36	370,000 [c]	369,676
New Century Alternative Mortgage
Loan Trust, Ser. 2006-ALT2,
Cl. AF6A	5.89	10/15/36	750,000 [c]	746,746
Nomura Asset Acceptance,
Ser. 2005-AP2, Cl. A5	4.98	5/25/35	750,000 [c]	724,213
Nomura Asset Acceptance,
Ser. 2005-WF1, Cl. 2A5	5.16	3/25/35	1,575,000 [c]	1,531,483
Washington Mutual,
Ser. 2005-AR4, Cl. A4B	4.67	4/25/35	3,294,000 [c]	3,226,801
				16,288,490

18

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Retail—.7%
CVS,
Sr. Unscd. Notes	5.75	8/15/11	260,000	262,932
Federated Retail Holding,
Gtd. Notes	5.90	12/1/16	280,000	279,455
May Department Stores,
Notes	3.95	7/15/07	1,275,000	1,264,494
Yum! Brands,
Sr. Notes	6.25	4/15/16	250,000	254,252
				2,061,133
State/Territory
General Obligations—2.3%
Erie Tobacco Asset
Securitization/NY, Tobacco
Settlement Asset-Backed Bonds	6.00	6/1/28	825,000	829,208
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.31	6/1/34	825,000	849,329
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	7.43	6/1/34	2,600,000 [c]	2,583,074
Tobacco Settlement Authority of
Iowa, Tobacco Settlement
Asset-Backed Bonds	6.50	6/1/23	2,572,000	2,537,381
				6,798,992
Telecommunications—1.5%
AT & T,
Notes	5.46	5/15/08	700,000 [c]	700,707
AT & T,
Sr. Notes	7.30	11/15/11	770,000 [c,e]	833,053
KPN,
Sr. Unsub. Bonds	8.38	10/1/30	260,000	293,461
Nextel Communications,
Gtd. Notes, Ser. F	5.95	3/15/14	605,000	591,308
Nordic Telephone Holdings,
Scd. Notes EUR	8.25	5/1/16	255,000 f	366,766
Qwest,
Notes	8.88	3/15/12	50,000 [c]	55,750
Sprint Capital,
Gtd. Bonds	7.63	1/30/11	175,000	187,033

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Telecommunications (continued)
Telefonica Emisiones,
Gtd. Notes	5.98	6/20/11	675,000	686,374
Windstream,
Gtd. Notes	8.13	8/1/13	630,000	681,188
Windstream,
Gtd. Notes	8.63	8/1/16	200,000	219,250
				4,614,890
Textiles & Apparel—.3%
Mohawk Industries,
Sr. Unscd. Notes	5.75	1/15/11	805,000	802,867
Transportation—1.3%
Norfolk Southern,
Sr. Notes	8.63	5/15/10	1,250,000	1,368,089
Union Pacific,
Notes	5.75	10/15/07	2,510,000	2,514,749
				3,882,838
U.S. Government Agencies/
Mortgage-Backed—13.9%
Federal Home Loan Mortgage Corp.:
3.50%, 9/1/10			336,649	323,408
4.00%, 3/1/10—4/1/10			9,659,910	9,429,804
4.50%, 2/1/10			2,460,621	2,415,493
6.50%, 6/1/32			5,651	5,784
Stripped Security, Interest Only Class,
Ser. 1987, Cl. PI, 7.00%, 9/15/12			139,651 [g]	15,473
Federal National Mortgage Association:
4.00%, 2/1/10—5/1/10			2,854,757	2,762,719
4.50%, 11/1/14			1,658,291	1,614,479
6.52%, 2/1/29			88,541 [c]	90,016
Gtd. Pass-Through Ctfs.,
Ser. 2003-49, Cl. JE, 3.00%, 4/25/33			755,887	676,894
Government National Mortgage Association I:
8.00%, 9/15/08			49,191	49,215
Ser. 2003-96, Cl. B, 3.61%, 8/16/18			1,354,204	1,328,844
Ser. 2005-90, Cl. A, 3.76%, 9/16/28			2,167,537	2,088,857
Ser. 2006-67, Cl. A, 3.95%, 10/6/11			1,597,212	1,540,974
Ser. 2005-34, Cl. A, 3.96%, 9/16/21			1,741,221	1,703,738

20

	Principal
Bonds and Notes (continued)	Amount ($)	Value ($)

U.S. Government Agencies/
Mortgage-Backed (continued)
Government National Mortgage
Association I (continued):
Ser. 2005-79, Cl. A, 4.00%, 10/16/33	2,124,069	2,062,954
Ser. 2005-50, Cl. A, 4.02%, 10/16/26	1,180,336	1,148,438
Ser. 2005-29, Cl. A, 4.02%, 7/16/27	1,292,337	1,252,340
Ser. 2005-42, Cl. A, 4.05%, 7/16/20	4,452,570	4,350,703
Ser. 2006-6, Cl. A, 4.05%, 10/16/23	466,412	455,058
Ser. 2006-3, Cl. A, 4.21%, 1/16/28	1,950,114	1,897,501
Ser. 2006-5, Cl. A, 4.24%, 7/16/29	1,936,814	1,885,006
Ser. 2005-52, Cl. A, 4.29%, 1/16/30	839,627	820,601
Ser. 2005-59, Cl. A, 4.39%, 5/16/23	763,660	748,815
Ser. 2005-32, Cl. B, 4.39%, 8/16/30	1,525,000	1,492,838
Ser. 2005-87, Cl. A, 4.45%, 3/16/25	1,063,447	1,040,484
Government National Mortgage Association II:
5.38%, 4/20/30	271,206 [c]	273,227
7.00%, 12/20/30—4/20/31	30,974	31,936
7.50%, 11/20/29—12/20/30	33,506	34,851
		41,540,450
U.S. Government Securities—2.2%
U.S. Treasury Notes
4.75%, 12/31/08	6,500,000 [e]	6,480,708
Total Bonds and Notes
(cost $298,904,422)		295,169,630

	Principal
Short-Term Investment—.1%	Amount ($)	Value ($)

U.S. Treasury Bills
4.86%, 3/8/07
(cost $422,993)	425,000 [h]	422,964

Other Investment—.1%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $160,000)	160,000 [i]	160,000

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral
for Securities Loaned—6.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $17,862,726)	17,862,726 [i]	17,862,726

Total Investments (cost $317,350,141)	105.3%	313,615,320

Liabilities, Less Cash and Receivables	(5.3%)	(15,670,722)

Net Assets	100.0%	297,944,598

[a] Non-income producing—security in default.
[b] The value of this security has been determined in good faith under the direction of the Board of Directors.
[c] Variable rate security—interest rate subject to periodic change.
[d] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities amounted to $39,500,341 or 13.3% of net assets.
[e] All or a portion of these securities are on loan. At January 31, 2007, the total market value of the fund’s securities on loan is $17,324,311 and the total market value of the collateral held by the fund is $17,862,726.
[f] Principal amount stated in U.S. Dollars unless otherwise noted.
EUR—Euro
PLN—Polish Zloty
SEK—Swedish Krona
[g] Notional face amount shown.
[h] All or partially held by a broker as collateral for open financial futures positions.
[i] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)		Value (%)

Corporate Bonds	48.3	Short-Term/
Asset/Mortgage-Backed	24.7	Money Market Investments	6.2
U.S. Government & Agencies	16.1	State/Government
Foreign/Governmental	7.7	General Obligations	2.3
			105.3

† Based on net assets.
See notes to financial statements.

22

STATEMENT OF FINANCIAL FUTURES
January 31, 2007 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2006 ($)

Financial Futures Long
U.S. Treasury 2 Year Notes	412	83,880,625	March 2007	(426,532)
U.S. Treasury 5 Year Notes	167	17,456,719	March 2007	15,656
Financial Futures Short
U.S. Treasury 10 Year Notes	340	(36,295,000)	March 2007	927,875
U.S. Treasury 30 Year Bonds	130	(14,316,250)	March 2007	452,969
				969,968

See notes to financial statements.

The Fund 23

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement
of Investments (including securities on loan,
valued at $17,324,311)—Note 1(c):
Unaffiliated issuers	299,327,415	295,592,594
Affiliated issuers	18,022,726	18,022,726
Cash denominated in foreign currencies	13,462	13,739
Receivable for investment securities sold		17,541,934
Dividends and interest receivable		3,050,518
Net unrealized appreciation on forward
currency exchange contracts—Note 4		332,375
Receivable for shares of Common Stock subscribed		19,891
Prepaid expenses		3,570
		334,577,347

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		242,563
Liability for securities on loan—Note 1(c)		17,862,726
Payable for investment securities purchased		17,672,843
Payable for shares of Common Stock redeemed		410,872
Cash overdraft due to Custodian		136,799
Payable for futures variation margin—Note 4		103,929
Unrealized depreciation of forward
currency exchange contracts—Note 4		76,137
Interest payable—Note 2		153
Accrued expenses		126,727
		36,632,749

Net Assets ($)		297,944,598

Composition of Net Assets ($):
Paid-in capital		390,398,808
Accumulated distributions in excess of investment income—net		(599,526)
Accumulated net realized gain (loss) on investments		(89,343,759)
Accumulated net unrealized appreciation (depreciation)
on investments and foreign currency transactions (including
$969,968 net unrealized appreciation on financial futures)		(2,510,925)

Net Assets ($)		297,944,598

Net Asset Value Per Share
	Class B	Class D	Class P

Net Assets ($)	6,738,952	287,725,104	3,480,542
Shares Outstanding	619,338	26,434,520	319,428

Net Asset Value Per Share ($)	10.88	10.88	10.90

See notes to financial statements.

24

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2007 (Unaudited)

Investment Income ($):
Interest	7,737,130
Dividends;
Affiliated issuers	46,595
Income from securities lending	2,519
Total Income	7,786,244
Expenses:
Management fee—Note 3(a)	791,392
Shareholder servicing costs—Note 3(c)	483,359
Professional fees	28,905
Registration fees	24,863
Distribution fees—Note 3(b)	18,284
Prospectus and shareholders’ reports	16,940
Custodian fees—Note 3(c)	14,605
Directors’ fees and expenses—Note 3(d)	10,849
Interest expense—Note 2	153
Miscellaneous	19,493
Total Expenses	1,408,843
Investment Income—Net	6,377,401

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	(804,253)
Net realized gain (loss) on financial futures	(1,999,091)
Net realized gain (loss) on forward currency exchange contracts	(303,988)
Net Realized Gain (Loss)	(3,107,332)
Net unrealized appreciation (depreciation) on investments
and foreign currency transactions (including $1,374,156
net unrealized appreciaton on financial futures)	5,737,814
Net Realized and Unrealized Gain (Loss) on Investments	2,630,482
Net Increase in Net Assets Resulting from Operations	9,007,883

See notes to financial statements.

The Fund 25

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2007	Year Ended
	(Unaudited)	July 31, 2006

Operations ($):
Investment income—net	6,377,401	14,045,314
Net realized gain (loss) on investments	(3,107,332)	(2,408,114)
Net unrealized appreciation
(depreciation) on investments	5,737,814	(2,466,116)
Net Increase (Decrease) in Net Assets
Resulting from Operations	9,007,883	9,171,084

Dividends to Shareholders from ($):
Investment income—net:
Class A	—	(275,055)
Class B	(139,984)	(344,288)
Class D	(6,737,747)	(15,903,014)
Class P	(85,597)	(227,066)
Net realized gain on investments:
Class A	—	(15,053)
Class B	—	(13,956)
Class D	—	(538,880)
Class P	—	(6,475)
Total Dividends	(6,963,328)	(17,323,787)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	—	3,713,134
Class B	137,997	513,403
Class D	15,979,555	149,456,810
Class P	10,000	511,511
Dividends reinvested:
Class A	—	235,816
Class B	116,161	293,119
Class D	5,759,511	13,941,228
Class P	44,064	154,730
Cost of shares redeemed:
Class A	—	(13,620,477)
Class B	(1,468,318)	(4,293,256)
Class D	(51,538,525)	(274,916,324)
Class P	(625,494)	(4,206,268)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(31,585,049)	(128,216,574)
Total Increase (Decrease) in Net Assets	(29,540,494)	(136,369,277)

Net Assets ($):
Beginning of Period	327,485,092	463,854,369
End of Period	297,944,598	327,485,092
Distributions in excess of investment income—net	(599,526)	(13,599)

26

	Six Months Ended
	January 31, 2007	Year Ended
	(Unaudited)	July 31, 2006

Capital Share Transactions:
Class Aa
Shares sold	—	339,116
Shares issued for dividends reinvested	—	21,520
Shares redeemed	—	(1,249,744)
Net Increase (Decrease) in Shares Outstanding	—	(889,108)

Class B [a]
Shares sold	12,630	47,129
Shares issued for dividends reinvested	10,764	26,899
Shares redeemed	(134,764)	(393,753)
Net Increase (Decrease) in Shares Outstanding	(111,370)	(319,725)

Class D
Shares sold	1,466,818	13,673,122
Shares issued for dividends reinvested	528,125	1,279,002
Shares redeemed	(4,730,168)	(25,193,273)
Net Increase (Decrease) in Shares Outstanding	(2,735,225)	(10,241,149)

Class P
Shares sold	914	46,679
Shares issued for dividends reinvested	4,035	14,149
Shares redeemed	(57,146)	(384,118)
Net Increase (Decrease) in Shares Outstanding	(52,197)	(323,290)

[a] During the period ended January 31, 2007, 32,034 Class B shares representing $351,886 were automatically converted to 32,012 Class D shares and during the year ended July 31, 2006, 55,669 Class B shares representing
$608,568 were automatically converted to 55,626 shares consisting of 47,984 Class A shares until March 24,
2006 and 7,642 Class D shares from March 25, 2006 through July 31, 2006.
See notes to financial statements.

The Fund 27

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
January 31, 2007			Year Ended July 31,

Class B Shares	(Unaudited)	2006	2005	2004[a]	2003[b]

Per Share Data ($):
Net asset value,
beginning of period	10.82	11.03	11.13	11.50	11.59
Investment Operations:
Investment income—net [c]	.19	.32	.21	.19	.14
Net realized and unrealized
gain (loss) on investments	.08	(.12)	.05	(.23)	.10
Total from Investment Operations	.27	.20	.26	(.04)	.24
Distributions:
Dividends from investment income—net	(.21)	(.39)	(.35)	(.32)	(.33)
Dividends from net realized
gain on investments	—	(.02)	(.01)	(.01)	—
Total Distributions	(.21)	(.41)	(.36)	(.33)	(.33)
Net asset value, end of period	10.88	10.82	11.03	11.13	11.50

Total Return (%) [d]	2.50[e]	1.81	2.37	(.39)	2.11[e]

28

	Six Months Ended
	January 31, 2007		Year Ended July 31,

Class B Shares	(Unaudited)	2006	2005	2004[a]	2003[b]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.52[f]	1.50	1.50	1.54	1.43[f]
Ratio of net investment income
to average net assets	3.41[f]	2.92	1.88	1.64	1.67[f]
Portfolio Turnover Rate	62.29[e]	181.07[g]	494.93[g]	695.82[g]	460.89

Net Assets, end of period ($ x 1,000)	6,739	7,905	11,586	13,323	11,367

[a]	As of August 1, 2003, the fund has adopted the method of accounting for interim payments on swap contracts in
	accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected
	within net realized and unrealized gain (loss) on swap contracts, however, prior to August 1, 2003, these interim
	payments were reflected within interest income/expense in the Statement of Operations.The effect of this change for
	the period ended July 31, 2004, was to increase net investment income per share by $.01, decrease net realized and
	unrealized gain (loss) on investments per share by $.01 and increase the ratio of net investment income to average net
	assets from 1.60% to 1.64%. Per share data and ratios/supplemental data for periods prior to August 1, 2003 have
	not been restated to reflect this change in presentation.
[b]	From November 1, 2002 (commencement of initial offering) to July 31, 2003.
[c]	Based on average shares outstanding at each month end.
[d] Exclusive of sales charge.
[e] Not annualized.
[f] Annualized.
[g]	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended July 31, 2006, July 31,
	2005 and July 31, 2004, were 169.73%, 463.30% and 665.12%, respectively.
See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
January 31, 2007			Year Ended July 31,

Class D Shares	(Unaudited)	2006	2005	2004[a]	2003[b]	2002

Per Share Data ($):
Net asset value,
beginning of period	10.82	11.03	11.13	11.50	11.69	12.19
Investment Operations:
Investment income—net [c]	.22	.39	.28	.27	.40	.64
Net realized and unrealized
gain (loss) on investments	.08	(.12)	.05	(.23)	(.09)	(.47)
Total from Investment Operations .30		.27	.33	.04	.31	.17
Distributions:
Dividends from investment
income—net	(.24)	(.46)	(.42)	(.40)	(.50)	(.67)
Dividends from net realized
gain on investments	—	(.02)	(.01)	(.01)	—	—
Total Distributions	(.24)	(.48)	(.43)	(.41)	(.50)	(.67)
Net asset value, end of period	10.88	10.82	11.03	11.13	11.50	11.69

Total Return (%)	2.81[d]	2.48	2.99	.28	2.69	1.46

30

	Six Months Ended
	January 31, 2007		Year Ended July 31,

Class D Shares	(Unaudited)	2006	2005	2004[a]	2003 [b]	2002

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.88[e]	.86	.88	.87	.88	.80
Ratio of net investment income
to average net assets	4.04[e]	3.55	2.52	2.36	3.45	5.31
Portfolio Turnover Rate	62.29[d]	181.07[f]	494.93[f]	695.82[f]	460.89	220.23

Net Assets, end of period
($ x 1,000)	287,725	315,555	434,779	573,676	850,189	1,121,684

[a]	As of August 1, 2003, the fund has adopted the method of accounting for interim payments on swap contracts in
	accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected
	within net realized and unrealized gain (loss) on swap contracts, however, prior to August 1, 2003, these interim
	payments were reflected within interest income/expense in the Statement of Operations.The effect of this change for
	the period ended July 31, 2004, was to increase net investment income per share by less than $.01, decrease net
	realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net
	investment income to average net assets from 2.32% to 2.36%. Per share data and ratios/supplemental data for
	periods prior to August 1, 2003 have not been restated to reflect this change in presentation.
[b]	The fund commenced offering four classes of shares on November 1, 2002.The existing shares were redesignated
Class D shares.
[c]	Based on average shares outstanding at each month end.
[d] Not annualized.
[e] Annualized.
[f]	The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended July 31, 2006, July 31,
	2005 and July 31, 2004, were 169.73%, 463.30% and 665.12%, respectively.
See notes to financial statements.

The Fund 31

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
January 31, 2007			Year Ended July 31,

Class P Shares	(Unaudited)	2006	2005	2004[a]	2003[b]

Per Share Data ($):
Net asset value,
beginning of period	10.83	11.04	11.15	11.51	11.59
Investment Operations:
Investment income—net [c]	.22	.39	.30	.28	.20
Net realized and unrealized
gain (loss) on investments	.09	(.12)	.02	(.22)	.09
Total from Investment Operations	.31	.27	.32	.06	.29
Distributions:
Dividends from investment income—net	(.24)	(.46)	(.42)	(.41)	(.37)
Dividends from net realized
gain on investments	—	(.02)	(.01)	(.01)	—
Total Distributions	(.24)	(.48)	(.43)	(.42)	(.37)
Net asset value, end of period	10.90	10.83	11.04	11.15	11.51

Total Return (%)	2.91[d]	2.46	3.01	.38	2.53[d]

32

	Six Months Ended
	January 31, 2007		Year Ended July 31,

Class P Shares	(Unaudited)	2006	2005	2004[a]	2003[b]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.87[e]	.88	.86	.86	.85[e]
Ratio of net investment income
to average net assets	4.05[e]	3.56	2.59	2.41	2.33[e]
Portfolio Turnover Rate	69.29[d]	181.07[f]	494.93[f]	695.82[f]	460.89

Net Assets, end of period ($ x 1,000)	3,481	4,025	7,674	12,121	19,763

a As of August 1, 2003, the fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133.These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however, prior to August 1, 2003, these interim payments were reflected within interest income/expense in the Statement of Operations.The effect of this change for the period ended July 31, 2004, was to increase net investment income per share by less than $.01, decrease net realized and unrealized gain (loss) on investments per share by less than $.01 and increase the ratio of net investment income to average net assets from 2.37% to 2.41% . Per share data and ratios/supplemental data for periods prior to August 1, 2003 have not been restated to reflect this change in presentation. b From November 1, 2002 (commencement of initial offering) to July 31, 2003. c Based on average shares outstanding at each month end. d Not annualized. e Annualized. f The portfolio turnover rates excluding mortgage dollar roll transactions for the periods ended July 31, 2006, July 31, 2005 and July 31, 2004, were 169.73%, 463.30% and 665.12%, respectively.

See notes to financial statements.

The Fund 33

NOTES TO FINANCIAL STATEMENTS ( U n a u d i t e d )

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Short Term Income Fund (the “fund”) is a separate non-diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund.The fund’s investment objective is to seek to maximize total return, consisting of capital appreciation and current income.The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser.The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. announced that they had entered into a definitive agreement to merge.The new company will be called The Bank of New York Mellon Corporation.As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation. The transaction is subject to certain regulatory approvals and the approval of The Bank of New York Company, Inc.’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 700 million shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class B (100 million shares authorized), Class D (500 million shares authorized) and Class P (100 million shares authorized). Class B shares are subject to a CDSC imposed on Class B share redemption made within six years of purchase and automatically convert to Class D shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class D and Class P shares are sold at net asset value per share only to institutional investors. Class D shares purchased at net

34

asset value (an investment of $250,000 or more) will have a CDSC imposed on redemptions made within eighteen months of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures, options, swaps and forward currency exchange contracts are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

36

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits, if any, as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan will be maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(d) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(e) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

38

The fund has an unused capital loss carryover of $79,392,606 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to July 31, 2006. If not applied, $1,818,379 of the carryover expires in fiscal 2007, $5,887,866 expires in fiscal 2008, $4,403,293 expires in fiscal 2010, $21,420,716 expires in fiscal 2011, $7,815,155 expires in fiscal 2012, $29,412,542 expires in fiscal 2013 and $8,634,655 expires in fiscal 2014.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2006 was as follows: ordinary income $17,323,787. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund may borrow up to $10 million for leveraging purposes under a short-term unsecured line of credit and participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

The average daily amount of borrowings outstanding under the leveraging arrangement during the period ended January 31, 2007 was approximately $5,200, with a related weighted average annualized interest rate of 5.89% ..

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly.

During the period ended January 31, 2007, the Distributor retained $16,174 from contingent deferred sales charges on redemptions of the fund’s Class B shares.

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B shares pay the Distributor for distributing their shares at an annual rate of .50% of the value of the average daily net assets of Class B shares. During the period ended January 31, 2007, Class B shares were charged $18,289, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class B, Class D and Class P shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets Class B and Class P shares and .20% of the value of the average daily net assets of Class D shares, for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B, Class D and Class P shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2007, Class B, Class D and Class P shares were charged, $9,144, $305,383 and $4,823, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended January 31, 2007, the fund was charged $144,415 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended January 31, 2007, the fund was charged $14,605 pursuant to the custody agreement.

During the period ended January 31, 2007, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees

40

$127,986, Rule 12b-1 distribution plan fees $2,875, shareholder services plan fees $51,631, custodian fees $15,486, chief compliance officer fees $2,385 and transfer agency per account fees $42,200.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities, forward currency exchange contracts and financial futures, during the period ended January 31, 2007, amounted to $232,253,502 and $296,562,301, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains and losses. When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equiv-alents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at January 31, 2007, are set forth in the Statement of Financial Futures.

The fund enters into forward currency exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

its foreign portfolio holdings and to settle foreign currency transac-tions.When executing forward currency exchange contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward currency exchange contracts, the fund would incur a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward currency exchange contracts, the fund would incur a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract. The following summarizes open forward currency exchange contracts at January 31, 2007.

	Foreign		Unrealized
Forward Currency	Currency		Appreciation
Exchange Contracts	Amounts	Cost ($) Value ($)	(Depreciation) ($)

Sales:
Euro, expiring
3/21/2007	260,000	341,874 339,482	2,392
Polish Zloty, expiring
3/21/2007	22,100,000	7,717,828 7,387,845	329,983
Swedish Krona, expiring
3/21/2007	73,950,000	10,595,937 10,672,074	(76,137)
Total			256,238

At January 31, 2007, accumulated net unrealized depreciation on investments was $3,734,821, consisting of $1,043,737 gross unrealized appreciation and $4,778,558 gross unrealized depreciation.

At January 31, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

42

NOTES

For More Information

Dreyfus Premier		Transfer Agent &
Short Term Income Fund		Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager		New York, NY 10166
The Dreyfus Corporation		Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian		New York, NY 10166
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA	15258

Ticker Symbols:	Class B: DSHBX	Class D: DSTIX Class P: DSHPX

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2007 Dreyfus Service Corporation

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

2	A Letter from the CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
13	Statement of Financial Futures
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
18	Financial Highlights
20	Notes to Financial Statements

FOR MORE INFORMATION

Back Cover

The Fund

Dreyfus Premier
Yield Advantage Fund

A LETTER FROM THE CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Premier Yield Advantage Fund, covering the six-month period from August 1, 2006, through January 31, 2007.

The reporting period proved to be a time of relatively low volatility in the U.S. bond market, as short-term interest rates stabilized and yields of 10-year Treasury securities remained within a relatively narrow range.Yet, a number of developments might have suggested otherwise, including bouts of economic uncertainty, softening real estate markets, an inverted yield curve and ongoing geopolitical turmoil.

Why did fixed income investors appear to shrug off some of the bond market’s more negative influences? In our analysis, investors disregarded near-term concerns in favor of a longer view, looking to broader trends that showed moderately slower economic growth with subdued inflation risk and relatively strong credit fundamentals. Indeed, we believe that reacting to near-term influences with extreme shifts in investment strategy rarely is the right decision. Instead, a better course is to set a portfolio mix designed to meet long-term goals while attempting to moderate short-term market volatility. As always, your financial consultant can help you identify the portfolio arrangement that may be most likely to help you benefit from these trends.

For information about how the fund performed during the reporting period, as well as market perspectives, we have provided a Discussion of Fund Performance given by the fund’s portfolio manager.

Thank you for your continued confidence and support in 2007.

2

DISCUSSION OF FUND PERFORMANCE

Laurie Carroll, Portfolio Manager

How did Dreyfus Premier Yield Advantage Fund perform relative to its benchmark?

For the six-month period ended January 31, 2007, the fund achieved total returns of 1.47% for Class B shares and 2.38% for Class D shares.1 In comparison, the Citigroup 1-Year Treasury Benchmark Index, the fund’s benchmark, achieved a total return of 2.42% for the same period.2

Yields of short-term fixed-income securities generally stabilized during the reporting period as the Federal Reserve Board (the “Fed”) left interest rates unchanged. Class D shares produced returns in line with the benchmark, primarily due to relatively strong results from asset-backed and corporate securities compared to the U.S. Treasury securities that comprise the benchmark.

What is the fund’s investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital, with minimal changes in share price.To pursue its goal, the fund invests only in investment-grade fixed-income securities of U.S. and foreign issuers or the unrated equivalent (at the time of investment)3 as determined by Dreyfus. This may include: U.S. government bonds and notes; corporate bonds; municipal bonds; convertible securities; preferred stocks; inflation-indexed securities; asset-backed securities; mortgage-related securities (including CMOs); and foreign bonds.

To help reduce share price fluctuations, the fund seeks to keep the average effective duration of its overall portfolio at one year or less, and the fund may invest in securities with effective final maturities of any length.

The fund may also engage in risk management techniques, including futures contracts, swap agreements and other derivatives, in seeking to reduce share price volatility, increase income and otherwise manage the fund’s exposure to investment risks.The fund will focus primarily on U.S. securities, but may invest up to 10% of its total assets in fixed-income securities of foreign issuers.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

What other factors influenced the fund’s performance?

The period from August 2006 through January 2007 stood in stark contrast to the six months that preceded it. In the months leading up to the start of the reporting period, interest rates were climbing, fuel prices soared and investors grew concerned that robust economic growth might lead to an overheated economy and intensifying inflationary pressures. In contrast, the reporting period was characterized by stable interest rates, falling energy prices and easing inflation concerns.These changing market conditions were primarily the result of moderating U.S. economic growth, as previously high-flying housing markets softened.

Perhaps most significant, after implementing 17 consecutive rate hikes since June 2004, the Fed left short-term interest rates unchanged during the reporting period. In its public statements, the Fed indicated that, although the rate of inflation remained somewhat above its comfort zone, moderating economic growth was likely to reduce prevailing inflationary pressures, making further rate hikes unnecessary for the time being.

Although short-term interest rates remained relatively stable, longer-term interest rates generally declined as inflation worries eased. As a result, yield differences narrowed along the maturity spectrum, leaving little difference in the yields of securities with maturities between approximately six months and four years. In fact, at times during the reporting period, yields of securities in the middle of that range were lower than those of shorter-term securities, a phenomenon known as an “inverted yield curve.”

In this changing market environment, most “spread” sectors of the fixed-income market produced higher returns than U.S. Treasury securities. Accordingly, the fund was rewarded for its focus on investment-grade corporate securities and high-quality asset-backed securities, which together comprised approximately 90% of the fund’s assets. In the corporate arena, the fund further benefited from its emphasis on “triple-B” and “single-A” rated instruments, which generally outperformed more highly rated securities, as well as securities issued by banks, real estate investment trusts and other regulated issuers that we believed would be

4

less likely to be affected by leveraged buyouts. Among asset-backed securities, we focused primarily on instruments backed by home equity and automobile loans.

Although detractors from the fund’s performance proved to be relatively mild, they included a relatively short duration position among the fund’s holdings of U.S. Treasury securities and a small position in Treasury Inflation Protected Securities (TIPS).

What is the fund’s current strategy?

Economic data have been stronger than many analysts expected, dashing earlier expectations that the Fed may begin to reduce interest rates. Recent comments from Fed members have left open the possibility of additional rate hikes should inflationary pressures intensify. In our view, the Fed is likely to remain on hold over the foreseeable future as it continues to evaluate the impact of its previous tightening campaign on the economy and inflation.

Accordingly, we have maintained our focus on corporate and asset-backed securities. However, to guard against the potentially adverse effects of a weakening U.S. economy, we have begun to upgrade the fund’s credit quality. We believe that these are prudent strategies in today’s more uncertain market environment.

February 15, 2007

[1]	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the applicable contingent deferred sales charges imposed on redemptions in the case of
Class B shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in effect through July 31, 2007, at which time it may be extended, terminated or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.
[2]	SOURCE: BLOOMBERG L.P. — Reflects reinvestment of dividends and, where applicable, capital gain distributions.The Citigroup 1-Year Treasury Benchmark Index is an unmanaged index generally representative of the average yield on 1-year U.S.Treasury bills.The index does not take into account charges, fees and other expenses.Total return is calculated on a month-end basis.
[3]	The fund may continue to own investment grade bonds (at the time of purchase) which are subsequently downgraded to below investment grade.

The Fund 5

U N D E R S TA N D I N G YO U R F U N D ’ S E X P E N S E S ( U n a u d i t e d )

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Premier Yield Advantage Fund from August 1, 2006 to January 31, 2007. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended January 31, 2007
	Class B	Class D

Expenses paid per $1,000 †	$ 7.87	$ 4.08
Ending value (after expenses)	$1,014.70	$1,023.80

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended January 31, 2007
	Class B	Class D

Expenses paid per $1,000 †	$ 7.88	$ 4.08
Ending value (after expenses)	$1,017.39	$1,021.17

† Expenses are equal to the fund’s annualized expense ratio of 1.55% for Class B and .80% for Class D, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
January 31, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes—96.1%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./
Auto Receivables—6.9%
Capital Auto Receivables Asset
Trust, Ser. 2006-1, Cl. A3	5.03	10/15/09	1,040,000	1,036,009
Harley-Davidson Motorcycle Trust,
Ser. 2005-2, Cl. A2	4.07	2/15/12	800,000	785,436
WFS Financial Owner Trust,
Ser. 2005-1, Cl. A3	3.59	10/19/09	1,424,234	1,413,251
WFS Financial Owner Trust,
Ser. 2005-2, Cl. A4	4.39	11/19/12	1,500,000	1,483,812
				4,718,508
Asset-Backed Ctfs./Credit Cards—7.7%
Advanta Business Card Master
Trust, Ser. 2005-C1, Cl. C1	5.83	8/22/11	1,500,000 [a]	1,508,078
American Express Issuance Trust,
Ser. 2005-1, Cl. C	5.65	8/15/11	1,250,000 [a]	1,256,995
Chase Issuance Trust,
Ser. 2005-C1, Cl. C1	5.69	11/15/12	1,250,000 [a]	1,255,838
Gracechurch Card Funding,
Ser. 9, Cl. C	5.63	9/15/10	1,250,000 [a]	1,252,539
				5,273,450
Asset-Backed Ctfs./
Home Equity Loans—23.4%
Accredited Mortgage Loan Trust,
Ser. 2005-4, Cl. M7	6.62	12/25/35	500,000 [a]	504,650
Asset-Backed Securities Home
Equity, Ser. 2004-HE3, Cl. M2	6.44	6/25/34	1,750,000 [a]	1,764,741
Bayview Financial Acquisition
Trust, Ser. 2006-A, Cl. 1A1	5.61	2/28/41	1,796,454 [a]	1,788,589
Broadwick Funding,
Ser. 2006-1A, Cl. B	5.89	7/13/41	1,000,000 [a,b]	997,500
Carrington Mortgage Loan Trust,
Ser. 2006-OPT1, Cl. M7	6.37	2/25/36	947,000 [a]	943,592
Centex Home Equity,
Ser. 2003-B, Cl. AF4	3.24	2/25/32	275,802 [a]	271,919
Centex Home Equity,
Ser. 2005-B, Cl. AF2	4.24	3/25/35	21,304 [a]	21,238
Centex Home Equity,
Ser. 2005-D, Cl. M4	5.93	10/25/35	1,000,000 [a]	1,006,276

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./
Home Equity Loans (continued)
Fremont Home Loan Trust,
Ser. 2006-1, Cl. M1	5.64	4/25/36	1,000,000 [a]	1,000,931
Home Equity Asset Trust,
Ser. 2005-9, Cl. M7	6.52	4/25/36	450,000 [a]	456,379
Nomura Home Equity Loan,
Ser. 2006-WF1, Cl. M7	6.22	3/25/36	500,000 [a]	496,306
Option One Mortgage Loan Trust,
Ser. 2005-4, Cl. M5	5.95	11/25/35	500,000 [a]	503,139
Option One Mortgage Loan Trust,
Ser. 2003-5, Cl. M1	5.97	8/25/33	1,000,000 [a]	1,003,509
Popular ABS Mortgage Pass-Through
Trust, Ser. 2004-4, Cl. AF4	4.63	9/25/34	1,000,000 [a]	977,947
Residential Asset Mortgage
Products, Ser. 2005-EFC5, Cl. M7	6.44	10/25/35	500,000 [a]	502,380
Residential Asset Mortgage
Products, Ser. 2005-EFC6, Cl. M7	6.72	11/25/35	500,000 [a]	503,004
Residential Asset Securities,
Ser. 2005-KS4, Cl. M2	5.90	5/25/35	1,500,000 [a]	1,512,714
Residential Asset Securities,
Ser. 2006-EMX3, Cl. M7	6.37	4/25/36	500,000 [a]	497,576
Residential Asset Securities,
Ser. 2005-EMX4, Cl. M7	6.57	11/25/35	655,000 [a]	661,796
Residential Funding Mortgage
Securities II, Ser. 2006-HSA2,
Cl. AI3	5.55	3/25/36	600,000 [a]	598,439
				16,012,625
Asset-Backed Ctfs./
Manufactured Housing—.8%
Green Tree Financial,
Ser. 1994-7, Cl. M1	9.25	3/15/20	557,166	575,103
Automobile Manufacturers—2.8%
DaimlerChrysler N.A. Holding,
Notes	4.13	3/7/07	915,000	913,976
DaimlerChrysler N.A. Holding,
Gtd. Notes	5.79	3/13/09	1,000,000 [a]	1,002,489
				1,916,465

8

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Banks—3.0%
City National Bank/Beverly Hills
CA, Sub. Notes	6.38	1/15/08	721,000	724,863
ICICI Bank,
Bonds	5.90	1/12/10	300,000 [a,b]	301,169
Landsbanki Islands,
Sr. Notes	6.07	8/25/09	1,000,000 [a,b]	1,008,100
				2,034,132
Diversified Financial Services—9.9%
American General Finance,
Sr. Notes, Ser. I	4.63	5/15/09	400,000	392,936
Capital One Bank,
Notes	4.88	5/15/08	400,000	397,308
International Lease Finance,
Notes, Ser. P	5.76	1/15/10	2,000,000 [a]	2,019,090
Kaupthing Bank,
Sr. Notes	6.06	1/15/10	1,000,000 [a,b]	1,007,347
Lehman Brothers Holdings,
Sr. Notes	5.59	1/12/12	700,000 [a,c]	702,139
Textron Financial,
Sr. Unscd. Notes	4.13	3/3/08	1,255,000 [c]	1,238,169
USA Education,
Unscd. Notes, Ser. A	5.63	4/10/07	1,000,000	1,000,452
				6,757,441
Electric Utilities—1.7%
Appalachian Power,
Notes	5.69	6/29/07	1,125,000 [a]	1,126,233
Food & Beverages—1.6%
Cadbury Schweppes U.S. Finance,
Gtd. Notes	3.88	10/1/08	1,130,000 [b]	1,101,979
Foreign/Governmental—4.4%
United Mexican States,
Notes	6.06	1/13/09	3,000,000 [a]	3,032,250
Real Estate Investment
Trusts—2.1%
Duke Realty,
Notes	6.75	5/30/08	450,000	456,668

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Real Estate Investment
Trusts (continued)
HRPT Properties Trust,
Sr. Unscd. Notes	5.96	3/16/11	1,000,000 [a]	1,001,574
				1,458,242
Residential Mortgage
Pass-Through Ctfs.—18.3%
Adjustable Rate Mortgage Trust,
Ser. 2006-2, Cl. 6A1	5.49	5/25/36	495,160 [a]	495,468
Adjustable Rate Mortgage Trust,
Ser. 2005-3, Cl. 8A2	5.56	7/25/35	663,866 [a]	665,762
Adjustable Rate Mortgage Trust,
Ser. 2005-7, Cl. 7A21	5.57	10/25/35	438,064 [a]	438,619
Adjustable Rate Mortgage Trust,
Ser. 2005-9, Cl. 5A1	5.59	11/25/35	755,404 [a]	757,046
Adjustable Rate Mortgage Trust,
Ser. 2006-1, Cl. 6A2	5.61	3/25/36	671,745 [a]	672,867
American General Mortgage Loan
Trust, Ser. 2006-1, Cl. A1	5.75	12/25/35	591,909 [a,b]	591,264
Bear Stearns Alt-A Trust,
Ser. 2005-1, Cl. A1	5.60	1/25/35	443,867 [a]	444,988
Countrywide Alternative Loan
Trust, Ser. 2005-65CB, Cl. 1A5	5.50	1/25/36	2,110,791 [a]	2,110,694
Countrywide Alternative Loan
Trust, Ser. 2006-6CB, Cl. 1A2	5.50	5/25/36	922,563 [a]	920,780
Countrywide Alternative Loan
Trust, Ser. 2004-7T1, Cl. A1	5.75	6/25/34	1,428,245	1,424,063
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2004-16, Cl. 1A1	5.72	9/25/34	699,113 [a]	702,252
Countrywide Home Loan Mortgage
Pass-Through Trust,
Ser. 2004-21, Cl. A8	8.00	11/25/34	861,553	869,557
GSR Mortgage Loan Trust,
Ser. 2004-15F, Cl. 2A2	5.00	12/25/34	699,568	677,700
Impac CMB Trust,
Ser. 2005-4, Ser. 1M3	5.80	5/25/35	425,038 [a]	426,176

10

	Coupon	Maturity	Principal
Bonds and Notes (continued)	Rate (%)	Date	Amount ($)	Value ($)

Residential Mortgage
Pass-Through Ctfs. (continued)
Impac Secured Assets CMN Owner
Trust, Ser. 2006-1, Cl. 2A1	5.67	5/25/36	737,462 [a]	739,084
Opteum Mortgage Acceptance,
Ser. 2005-5, Cl. 2A1A	5.47	12/25/35	583,099 [a]	580,533
				12,516,853
Telecommunications—.7%
Telecom Italia Capital,
Gtd. Notes	5.97	7/18/11	500,000 [a,c]	501,100
U.S. Government Agencies/
Mortgage-Backed—12.2%
Federal Home Loan Mortgage Corp
Multiclass Mortgage Participation Ctfs.,
Ser. 2890, Cl. PA, 5.00%, 9/15/24			1,925,514	1,914,369
Multiclass Mortgage Participation Ctfs.,
Ser. 2503, Cl. VD, 6.00%, 2/15/21			2,677,712	2,687,325
Federal National Mortgage Association
Gtd. Pass-Through Ctfs.,
Ser. 2003-49, Cl. JE, 3.00%, 4/25/33			1,511,774	1,353,787
Gtd. Pass-Through Ctfs.,
Ser. 2005-13, Cl. PA, 5.00%, 3/25/27			1,333,959	1,322,980
Government National Mortgage Association I
Ser. 2005-50, Cl. A, 4.02%, 10/16/26			1,118,463	1,088,238
				8,366,699
U.S. Government Securities—.6%
U.S. Treasury Inflation Protected
Securities 3.63%, 1/15/08			374,193 [c,d,e]	377,975
Total Bonds and Notes
(cost $66,195,840)				65,769,055

			Principal
Short-Term Investments—1.5%			Amount ($)	Value ($)

Commercial Paper;
Cadbury Schweppes Finance
5.33%, 2/23/07
(cost $996,743)			1,000,000	996,743

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Other Investment—2.3%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,609,000)	1,609,000 [f]	1,609,000

Investment of Cash Collateral
for Securities Loaned—3.4%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $2,302,050)	2,302,050 [f]	2,302,050

Total Investments (cost $71,103,633)	103.3%	70,676,848

Liabilities, Less Cash and Receivables	(3.3%)	(2,280,103)

Net Assets	100.0%	68,396,745

[a] Variable rate security—interest rate subject to periodic change.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2007, these securities amounted to $5,007,359 or 7.3% of net assets.
[c] All or a portion of these securities are on loan. At January 31, 2007, the total market value of the fund’s securities on loan is $2,476,342 and the total market value of the collateral held by the fund is $2,559,300, consisting of cash collateral of $2,302,050 and Letters of Credit valued at $257,250.
[d] Partially held by a broker as collateral for open financial futures positions.
[e] Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[f] Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited) †

	Value (%)	Value (%)

Asset/Mortgage-Backed	57.1	Short-Term/Money Market Investments	7.2
Corporate Bonds	21.8	Foreign/Governmental	4.4
U.S. Government & Agencies	12.8		103.3

† Based on net assets.
See notes to financial statements.

12

STATEMENT OF FINANCIAL FUTURES
January 31, 2007 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2007 ($)

Financial Futures Long
90 Day Euro Dollar	18	4,258,350	March 2007	(4,963)
90 Day Euro Dollar	18	4,259,475	June 2007	(12,288)
90 Day Euro Dollar	18	4,263,525	September 2007	(16,213)
90 Day Euro Dollar	18	4,267,575	December 2007	(15,425)
U.S. Treasury 2 Year Notes	65	13,233,594	March 2007	(72,114)
Financial Futures Short
U.S. Treasury 5 Year Notes	65	(6,794,531)	March 2007	84,710
				(36,293)

See notes to financial statements.

The Fund 13

STATEMENT OF ASSETS AND LIABILITIES

January 31, 2007 (Unaudited)

	Cost	Value

Assets ($):
Investments in securities—See Statement of
Investments (including securities on loan,
valued at $2,476,342)—Note 1(b):
Unaffiliated issuers	67,192,583	66,765,798
Affiliated issuers	3,911,050	3,911,050
Dividends and interest receivable		265,583
Receivable for shares of Common Stock subscribed		50,000
Receivable for futures variation margin—Note 4		1,344
Prepaid expenses		21,377
		71,015,152

Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		53,868
Cash overdraft due to Custodian		25,604
Liability for securities on loan—Note 1(b)		2,302,050
Payable for shares of Common Stock redeemed		172,497
Accrued expenses		64,388
		2,618,407

Net Assets ($)		68,396,745

Composition of Net Assets ($):
Paid-in capital		82,391,966
Accumulated distributions in excess of investment income—net		(85,385)
Accumulated net realized gain (loss) on investments		(13,446,758)
Accumulated net unrealized appreciation (depreciation)
on investments [including ($36,293) net unrealized
(depreciation) on financial futures]		(463,078)

Net Assets ($)		68,396,745

Net Asset Value Per Share
	Class B	Class D

Net Assets ($)	2,263,672	66,133,073
Shares Outstanding	1,169,941	34,242,777

Net Asset Value Per Share ($)	1.93	1.93

See notes to financial statements.

14

STATEMENT OF OPERATIONS
Six Months Ended January 31, 2007 (Unaudited)

Investment Income ($):
Income:
Interest	2,039,444
Dividends;
Affiliated issuers	34,359
Income from securities lending	404
Total Income	2,074,207
Expenses:
Management fee—Note 3(a)	194,194
Shareholder servicing costs—Note 3(c)	134,241
Professional fees	17,042
Registration fees	13,703
Distribution fees—Note 3(b)	10,067
Prospectus and shareholders’ reports	9,362
Custodian fees—Note 3(c)	4,723
Directors’ fees and expenses—Note 3(d)	2,119
Interest expense—Note 2	1,489
Miscellaneous	9,349
Total Expenses	396,289
Less—reduction in management fee
due to undertaking—Note 3(a)	(74,024)
Less—reduction in custody fees due to
earnings credits—Note 1(b)	(1,571)
Net Expenses	320,694
Investment Income—Net	1,753,513

Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,778
Net realized gain (loss) on financial futures	(66,528)
Net Realized Gain (Loss)	(64,750)
Net unrealized appreciation (depreciation) on investments
(including $35 net unrealized appreciation on financial futures)	160,994
Net Realized and Unrealized Gain (Loss) on Investments	96,244
Net Increase in Net Assets Resulting from Operations	1,849,757

See notes to financial statements.

The Fund 15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	January 31, 2007	Year Ended
	(Unaudited)	July 31, 2006

Operations ($):
Investment income—net	1,753,513	4,371,375
Net realized gain (loss) on investments	(64,750)	(268,618)
Net unrealized appreciation
(depreciation) on investments	160,994	36,841
Net Increase (Decrease) in Net Assets
Resulting from Operations	1,849,757	4,139,598

Dividends to Shareholders from ($):
Investment income—net:
Class A	—	(106,547)
Class B	(52,687)	(115,128)
Class D	(1,752,976)	(4,034,586)
Class P	—	(536,093)
Class S	—	(10,293)
Total Dividends	(1,805,663)	(4,802,647)

Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	—	549,470
Class B	10,565	712,886
Class D	3,062,570	38,295,756
Class P	—	3,085,423
Class S	—	380
Dividends reinvested:
Class A	—	80,486
Class B	47,747	99,964
Class D	1,587,460	3,725,662
Class P	—	439,156
Class S	—	8,576
Cost of shares redeemed:
Class A	—	(5,927,520)
Class B	(798,447)	(2,016,460)
Class D	(24,878,572)	(76,165,279)
Class P	—	(29,123,051)
Class S	—	(530,414)
Increase (Decrease) in Net Assets from
Capital Stock Transactions	(20,968,677)	(66,764,965)
Total Increase (Decrease) in Net Assets	(20,924,583)	(67,428,014)

Net Assets ($):
Beginning of Period	89,321,328	156,749,342
End of Period	68,396,745	89,321,328
Distributions in excess of investment income—net	(85,385)	(33,235)

16

	Six Months Ended
	January 31, 2007	Year Ended
	(Unaudited)	July 31, 2006

Capital Share Transactions:
Class A [a]
Shares sold	—	284,668
Shares issued for dividends reinvested	—	41,186
Shares redeemed	—	(3,038,200)
Net Increase (Decrease) in Shares Outstanding	—	(2,712,346)

Class B [a]
Shares sold	5,445	367,840
Shares issued for dividends reinvested	24,631	51,553
Shares redeemed	(411,649)	(1,039,351)
Net Increase (Decrease) in Shares Outstanding	(381,573)	(619,958)

Class D [a]
Shares sold	1,586,379	19,819,432
Shares issued for dividends reinvested	821,871	1,926,483
Shares redeemed	(12,884,859)	(39,357,687)
Net Increase (Decrease) in Shares Outstanding	(10,476,609)	(17,611,772)

Class P
Shares sold	—	1,577,736
Shares issued for dividends reinvested	—	226,020
Shares redeemed	—	(15,005,167)
Net Increase (Decrease) in Shares Outstanding	—	(13,201,411)

Class S
Shares issued for dividends reinvested	—	4,415
Shares redeemed	—	(273,189)
Net Increase (Decrease) in Shares Outstanding	—	(268,774)

[a] During the period ended January 31, 2007, 38,359 Class B shares representing $74,417 were automatically converted to 38,446 Class D shares and during the period ended July 31, 2006, 224,764 Class B shares representing $436,049 were automatically converted to 223,711 shares consisting of 212,601 Class A shares until
March 24, 2006 and 11,110 Class D shares.
See notes to financial statements.

The Fund 17

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
	January 31, 2007		Year Ended July 31,

Class B Shares	(Unaudited)	2006	2005	2004	2003 [a]

Per Share Data ($):
Net asset value, beginning of period	1.94	1.95	1.96	1.98	2.00
Investment Operations:
Investment income—net [b]	.04	.06	.03	.02	.01
Net realized and unrealized
gain (loss) on investments	(.01)[c]	.00[d]	.00[d]	(.02)	.00[d]
Total from Investment Operations	.03	.06	.03	—	.01
Distributions:
Dividends from investment income—net	(.04)	(.07)	(.04)	(.02)	(.03)
Net asset value, end of period	1.93	1.94	1.95	1.96	1.98

Total Return (%) [e]	1.47[f]	2.89	1.37	.23	.29[f]

Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.76[g]	1.73	1.66	1.64	1.74[g]
Ratio of net expenses to average net assets	1.55[g]	1.55	1.54	1.55	1.55[g]
Ratio of net investment income
to average net assets	3.80[g]	2.93	1.42	.77	.74[g]
Portfolio Turnover Rate	3.99[f]	48.35	211.75	309.23	371.43

Net Assets, end of period ($ x 1,000)	2,264	3,002	4,225	6,343	5,290

[a]	From November 1, 2002 (commencement of initial offering) to July 31, 2003.
[b]	Based on average shares outstanding at each month end.
[c]	In addition to the net realized and unrealized gain on investments as shown in the Statement of Operations, this
	amount includes a decrease in net asset value per share resulting from the timing of issuances and redemptions of
	shares in relation to fluctuating market values for the fund’s investments.
[d] Amount represents less than $.01 per share.
[e] Exclusive of sales charge.
[f] Not annualized.
[g] Annualized.
See notes to financial statements.

18

	Six Months Ended
	January 31, 2007		Year Ended July 31,

Class D Shares	(Unaudited)	2006	2005	2004	2003 [a]	2002 [b]

Per Share Data ($):
Net asset value,
beginning of period	1.93	1.94	1.95	1.98	2.01	2.00
Investment Operations:
Investment income—net [c]	.04	.07	.04	.03	.04	.05
Net realized and unrealized
gain (loss) on investments	.01[d]	.00[e]	.00[e]	(.02)	(.02)	.01
Total from Investment Operations	.05	.07	.04	.01	.02	.06
Distributions:
Dividends from
investment income—net	(.05)	(.08)	(.05)	(.04)	(.05)	(.05)
Net asset value, end of period	1.93	1.93	1.94	1.95	1.98	2.01

Total Return (%)	2.38[f]	3.66	2.13	.48	1.16	3.01[f]

Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.99[g]	.97	.90	.88	.85	.92[g]
Ratio of net expenses
to average net assets	.80[g]	.80	.80	.80	.80	.75[g]
Ratio of net investment income
to average net assets	4.54[g]	3.70	2.19	1.60	2.10	3.37[g]
Portfolio Turnover Rate	3.99[f]	48.35	211.75	309.23	371.43	96.09[f]

Net Assets, end of period
($ x 1,000)	66,133	86,319	121,006	177,228	313,644	342,499

[a]	The fund commenced offering five classes of shares on November 1, 2002.The existing shares were redesignated
Class D shares.
[b]	From November 15, 2001 (commencement of operations) to July 31, 2002.
[c]	Based on average shares outstanding at each month end.
[d]	In addition to the net realized and unrealized gain on investments as shown in the Statement of Operations, this
	amount includes a decrease in net asset value per share resulting from the timing of issuances and redemptions of
	shares in relation to fluctuating market values for the fund’s investments.
[e]	Amount represents less than $.01 per share.
[f] Not annualized.
[g] Annualized.
See notes to financial statements.

The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Premier Yield Advantage Fund (the “fund”) is a separate non-diversified series of Dreyfus Investment Grade Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering four series, including the fund.The fund’s investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital with minimal changes in share price. The Dreyfus Corporation (the “Manager” or “Dreyfus”) serves as the fund’s investment adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon Financial”).

On December 4, 2006, Mellon Financial and The Bank of New York Company, Inc. announced that they had entered into a definitive agreement to merge. The new company will be called The Bank of New York Mellon Corporation. As part of this transaction, Dreyfus would become a wholly-owned subsidiary of The Bank of New York Mellon Corporation.The transaction is subject to certain regulatory approvals and the approval of The Bank of New York Company, Inc.’s and Mellon Financial’s shareholders, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Mellon Financial and The Bank of New York Company, Inc. expect the transaction to be completed in the third quarter of 2007.

Dreyfus Service Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares.The fund is authorized to issue 550 million shares of $.001 par value Common Stock.The fund currently offers two classes of shares: Class B (50 million shares authorized) and Class D (500 million shares authorized). Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class D shares after six years. Class B shares are closed to new investors. Class D shares are sold at net asset value per share only to institutional investors. Class D shares

20

purchased at net asset value (an investment of $250,000 or more) will have a CDSC imposed on redemptions made within eighteen months of purchase. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The fund’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities excluding short-term investments (other than U.S. Treasury Bills), financial futures and options are valued each business day by an independent pricing service (the “Service”) approved by the Board of Directors. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are valued as determined by the Service, based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from

The Fund 21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

dealers; and general market conditions. Restricted securities, as well as securities or other assets for which recent market quotations are not readily available, that are not valued by a pricing service approved by the Board of Directors, or are determined by the fund not to reflect accurately fair value, are valued at fair value as determined in good faith under the direction of the Board of Directors.The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold and public trading in similar securities of the issuer or comparable issuers. Short-term investments, excluding U.S.Treasury Bills, are carried at amortized cost, which approximates value. Registered open-end investment companies that are not traded on an exchange are valued at their net asset value. Financial futures and options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day. Options traded over-the-counter are priced at the mean between the bid and asked price.

On September 20, 2006, the Financial Accounting Standards Board (FASB) released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

22

The fund has an arrangement with the custodian bank whereby the fund receives earnings credits from the custodian when positive cash balances are maintained, which are used to offset custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

Pursuant to a securities lending agreement with Mellon Bank, N.A., an affiliate of the Manager, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Cash collateral is invested in certain money market mutual funds managed by the Manager.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction.Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

(c) Affiliated issuers: Investments in other investment companies advised by the Manager are defined as “affiliated” in the Act.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the

The Fund 23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

On July 13, 2006, the FASB released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Management does not believe that the application of this standard will have a material impact on the financial statements of the fund.

The fund has an unused capital loss carryover of $12,753,473 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to July 31, 2006. If not applied, $3,308,447 of the carryover expires in fiscal 2011, $1,633,108 expires in fiscal 2012, $7,636,137 expires in fiscal 2013 and $175,781 expires in fiscal 2014.

The tax character of distributions paid to shareholders during the fiscal year ended July 31, 2006 were as follows: ordinary income $4,802,647. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowing.

24

The average daily amount of borrowings outstanding under the line of credit during the period ended January 31, 2007, was approximately $50,900, with a related weighted average annualized interest rate of 5.80% .

NOTE 3—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Manager has undertaken from August 1, 2006 through July 31, 2007, that, if the aggregate expenses of the fund, exclusive of taxes, brokerage fees, Rule 12b-1 distribution plan fees, shareholder services plan fees and extraordinary expenses, exceed an annual rate of .55% of the value of the fund’s average daily net assets, the fund may deduct from the payment to be made to the Manager under the Agreement, or the Manager will bear, such excess expense.The reduction in management fee, pursuant to the undertaking, amounted to $74,024 during the period ended January 31, 2007.

During the period ended January 31, 2007, the Distributor retained $1,394 from CDSC on redemptions of the fund’s Class B shares.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of the average daily net assets of Class B shares. During the period ended January 31, 2007, Class B shares were charged $10,067 pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class B and Class D shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B and Class D shares and providing reports and other information, and

The Fund 25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended January 31, 2007, Class B and Class D shares were charged $3,356 and $93,741, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended January 31, 2007, the fund was charged $17,781 pursuant to the transfer agency agreement.

The fund compensates Mellon Bank, N.A., an affiliate of the Manager, under a custody agreement for providing custodial services for the fund. During the period ended January 31, 2007, the fund was charged $4,723 pursuant to the custody agreement.

During the period ended January 31, 2007, the fund was charged $2,044 for services performed by the Chief Compliance Officer.

The components of Due to The Dreyfus Corporation and affiliates in the Statement of Assets and Liabilities consist of: management fees $29,112 Rule 12b-1 distribution plan fees $1,453, shareholder services plan fees $14,556, custodian fees $880, chief compliance officer fees $2,385 and transfer agency per account fees $6,320, which are offset against an expense reimbursement currently in effect in the amount of $838.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) Pursuant to an exemptive order from the SEC, the fund may invest its available cash balances in affiliated money market mutual funds. Management fees of the underlying money market mutual funds have been waived by the Manager.

26

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales (including paydowns) of investment securities, excluding short-term securities and financial futures, during the period ended January 31, 2007, amounted to $3,000,000 and $24,979,692, respectively.

The fund may invest in financial futures contracts in order to gain exposure to or protect against changes in the market. The fund is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require the fund to “mark to market” on a daily basis, which reflects the change in market value of the contracts at the close of each day’s trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains and losses. When the contracts are closed, the fund recognizes a realized gain or loss.These investments require initial margin deposits with a broker, which consist of cash or cash equiv-alents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Contracts open at January 31, 2007, are set forth in the Statement of Financial Futures.

At January 31, 2007, accumulated net unrealized depreciation on investments was $426,785, consisting of $162,545 gross unrealized appreciation and $589,330 gross unrealized depreciation.

At January 31, 2007, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund 27

NOTES

For More Information

Dreyfus Premier		Transfer Agent &
Yield Advantage Fund		Dividend Disbursing Agent
200 Park Avenue
Dreyfus Transfer, Inc.
New York, NY 10166
200 Park Avenue
Manager		New York, NY 10166
The Dreyfus Corporation		Distributor
200 Park Avenue
Dreyfus Service Corporation
New York, NY 10166
200 Park Avenue
Custodian		New York, NY 10166
Mellon Bank, N.A.
One Mellon Bank Center
Pittsburgh, PA	15258

Ticker Symbols:	Class B: DPYBX	Class D: DYADX

Telephone Call your financial representative or 1-800-554-4611

Mail	The Dreyfus Premier Family of Funds
144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the 12-month period ended June 30, 2006, is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-645-6561.

© 2007 Dreyfus Service Corporation

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable. [CLOSED-END FUNDS ONLY]

Item 10. Submission of Matters to a Vote of Security Holders.

The Registrant has a Nominating Committee (the "Committee"), which is responsible for selecting and nominating persons for election or appointment by the Registrant's Board as Board members. The Committee has adopted a Nominating Committee Charter (the "Charter"). Pursuant to the Charter, the Committee will consider recommendations for nominees from shareholders submitted to the Secretary of the Registrant, c/o The Dreyfus Corporation Legal Department, 200 Park Avenue, 8th Floor East, New York, New York 10166. A nomination submission must include information regarding the recommended nominee as specified in the Charter. This information includes all information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of Board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including character and integrity, business and professional experience, and whether the person has the ability to apply sound and independent business judgment and would act in the interests of the Registrant and its shareholders.

Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders, and such additional information must be provided regarding the recommended nominee as reasonably requested by the Committee.

Item 11. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS INVESTMENT GRADE FUNDS, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of
1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 22, 2007

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 22, 2007

EXHIBIT INDEX

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)

(b) Certification of principal executive and principal financial officers as required by Rule 30a-
2(b) under the Investment Company Act of 1940. (EX-99.906CERT)